As filed with the Securities and Exchange Commission on August 31, 2001
                                                          File Nos. 2-80886
                                                                   811-5034

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 52

                             REGISTRATION STATEMENT
                                    UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 47

                                 CITIZENS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                     230 Commerce Way, Portsmouth, NH 03801
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, Including Area Code: (603) 436-5152

                                 John L. Shields
                             Citizens Advisers, Inc.
                                230 Commerce Way
                              Portsmouth, NH 03801
                     (Name and Address of Agent for Service)

                                 WITH COPIES TO:
                              Roger P. Joseph, Esq.
                                Bingham Dana LLP
                               150 Federal Street
                                Boston, MA 02110



It is proposed that this filing become effective on November 1, 2001 pursuant to paragraph (a) of Rule 485.

November 1, 2001                                              Prospectus 8/28/01

Prospectus

                                         Citizens Core Growth Fund(SM)

                                         Citizens Emerging Growth Fund(R)

                                         Citizens Small Cap Core
                                         Growth Fund(SM)

                                         Citizens Value Fund(SM)
                                         formerly Meyers Pride Value Fund

                                         Citizens Global Equity Fund(R)

                                         Citizens International
                                         Growth Fund(SM)

                                         Citizens Income Fund(R)

                                         Citizens Money Market Fund(SM)

                                                                  [logo]CITIZENS
                                                                        FUNDS(R)

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Contents

OVERVIEW                                                                       3

ABOUT THE FUNDS

Citizens Core Growth Fund                                                      4
     A growth-oriented equity fund that uses an index-based strategy and invests mainly in large U.S. companies

Citizens Emerging Growth Fund                                                 11
     An equity fund that focuses on growing mid-sized U.S.
     companies

Citizens Small Cap Core Growth Fund                                           17
     An equity fund that invests mainly in growing small-sized U.S. companies

Citizens Value Fund formerly Meyers Pride Value Fund                          22
     A value-oriented equity fund investing mainly in large
     U.S. companies

Citizens Global Equity Fund                                                   27
     An equity fund investing in foreign and U.S. growth companies

Citizens International Growth Fund                                            33
     An equity fund focusing on growth companies outside the U.S.

Citizens Income Fund                                                          39
     A bond fund investing mainly in intermediate-term bonds

Citizens Money Market Fund                                                    44
     A money fund designed to offer stability and liquidity

Other policies and risks                                                      50

MANAGEMENT OF THE FUNDS

The Investment Adviser                                                        52
The Subadvisers                                                               53
Investment Team Leaders for Each Fund                                         54
Your Account
Classes of Shares                                                             55
How to Buy Shares                                                             56
How to Sell Shares                                                            57
Investor Services                                                             59
Dividends and Distributions                                                   61
Tax Information                                                               61

TO LEARN MORE                                                         Back Cover

Overview

At Citizens Funds, we strive to deliver strong investment performance by applying rigorous fundamental and social analysis.

We research the securities we invest in and analyze the financial health of the issuers. We limit investments in any one industry or company. And within each fund, we use techniques and limits designed to reduce the risks faced by that particular fund.

One of our most important techniques is analyzing corporate behavior. We look for companies that have positive environmental, community, and workplace records, and we try to avoid those that don't. For example, we don't invest in companies whose main business is manufacturing alcohol, tobacco, nuclear power, or weapons. Nor do we invest in companies that lack diversity on their corporate boards or in their senior management.

We believe our corporate behavior policies are both ethical and practical. In the long run, we believe that good corporate behavior is associated with superior stock performance, and that poor behavior can hurt performance.

Most of our funds are designed for long-term investors. While we can take steps to manage the risks of investing, market behavior is unpredictable, especially in the short term. If you have a long-term investment horizon and you understand the risks of financial markets and mutual funds, then one or more of our stock funds may be an appropriate investment for you. We also offer a bond fund and a money market fund, which may be appropriate for investors who have shorter time horizons, prefer lower risk investments, or are seeking to diversify their portfolios. Each of our funds has its own risk profile.

Citizens Core Growth Fund

Share Class Ticker Symbols:                       CUSIP numbers:
Standard     Institutional     Administrative     Standard     Institutional     Administrative
WAIDX        WINIX             CGADX              174688 408   174688 507        174688 887

The Fund's Goal and Main Strategies

Goal. The fund seeks long-term capital appreciation.

Main Strategies. The fund intends to track, as closely as possible, the performance of the Citizens IndexSM, an index that is designed to capture the total return of the large-cap portion of the U.S. stock market. The index, which the fund's adviser maintains, consists of the stocks of approximately 100 large-sized U.S. growth companies that have passed Citizens Funds' social and environmental screens.

During normal market conditions, at least 65% of the companies in the index will be, when added to the index, within the size range of the companies in the S&P 500 Index, as measured by market capitalization. (As of September 30, 2001, this meant a range of about $XXX million to $XXX billion.) Also during normal market conditions, the fund intends to maintain at least an 80% match between the composition of its portfolio and the Citizens Index, and in its performance will try to achieve at least a 95% correlation (before expenses, which reduce performance) with the index.

In the index (and therefore also in the fund), each stock generally is represented in proportion to its market capitalization, meaning that relatively larger companies have greater representation in the fund than smaller ones. However, the index may underweight or overweight certain industries, economic sectors (clusters of related industries) or stocks in order to manage exposure to any industry, sector or stock. The fund may invest comparatively heavily in higher risk sectors, such as the technology sector, or in certain individual stocks with above-average risks.

The fund typically holds stocks for the long term, but will buy and sell them as the composition of the index changes. Companies may be removed from the index for a variety of reasons including deteriorating fundamentals, failure to pass re-screening for social or environmental criteria and corporate actions. In the event a company is removed, we generally replace it with one or more companies that meet our investment criteria. We may also change the index to include companies we believe offer outstanding long-term investment potential, to exclude companies we believe have poor long-term potential, or to reflect changes in the S&P 500 Index.

4 CITIZENS CORE GROWTH FUND

Main Risks to Fund Investors

Market Risks. As with any stock fund, the value of your investment in this fund will go up and down depending on market conditions, and you could lose money if the fund's shares are worth less when you sell them than when you bought them. The stock market may react dramatically and unpredictably to political, regulatory, market or economic developments. In general, stocks are more volatile than bonds. Stocks of growth companies may be especially volatile, because their prices are largely based on future expectations.

Sector and Company Risks. To the extent that the fund invests in a given sector, it is exposed to that sector's risks and opportunities. The fund could underperform the overall market or certain indices if it invests heavily in a sector that performs poorly or invests lightly in a sector that performs well. A sector's performance, over any period of time, may be quite different from that of the overall market. Certain sectors, such as technology, can be highly volatile, because of such factors as rapid product obsolescence and intense competition. Similarly, the fund's investments in each stock represent exposure to that company's risks and opportunities, and fund performance could be hurt if the fund invests heavily in a company that performs poorly or invests lightly in a company that performs well.

Index-Related Risks. By using an indexing strategy, the fund gives up some of the flexibility to make active management decisions. As a result, the fund may at times continue to hold stocks that look unattractive or may avoid stocks that look attractive. At the same time, to the extent that the fund's composition is different from that of the index, it runs the risk that its performance may deviate from that of the index.

                                                     CITIZENS CORE GROWTH FUND 5

Performance

The chart and table below show performance for the fund, which varies over time, as well as for the Citizens Index and an unmanaged market index. All figures assume distributions were reinvested. Past performance may not be an indication of future performance. Index figures do not include any costs of investing. Year-by-year performance is for Standard shares; performance for other classes would be different.

Annual Total Returns for the calendar years indicated

[bar chart]

STANDARD SHARES

'96   23.07%
'97   34.96%
'98   42.75%
'99   27.49%
'00  -20.75%

[/bar chart]

Best quarter:    27.49%, Q4 `98
Worst quarter:  -15.62%, Q4 `00   01/01/01 - 07/31/01: -11.46%

Average Annual Returns as of 12/31/00

                          1 Year          5 Years          Since Inception
================================================================================
Standard Shares           -20.75%          19.07%          20.52% (03/03/95)
--------------------------------------------------------------------------------
Institutional Shares      -20.19%          N/A             20.40% (01/25/96)
--------------------------------------------------------------------------------
Citizens Index(1)          19.62%          21.20%          23.56% (03/03/95)
                                                           21.78% (01/25/96)
--------------------------------------------------------------------------------
S&P 500 Index(2)           -9.10%          18.31%          20.76% (03/03/95)
                                                           18.40% (01/25/96)
--------------------------------------------------------------------------------

(1) A proprietary stock index of large-capitalization U.S. companies that is maintained by the fund's adviser.
(2)  An unmanaged stock index that includes 500 of the largest U.S. companies.


6 CITIZENS CORE GROWTH FUND

Fees and Expenses

These tables show the costs you should expect to pay as a fund investor.

Shareholder Fees -- paid directly from your investment
Sales Charges and Redemption Fees                                   None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses -- deducted from fund assets

                                  STANDARD     INSTITUTIONAL     ADMINISTRATIVE
                                   SHARES         SHARES            SHARES
================================================================================
Management Fees                    0.50%         0.50%             0.50%
--------------------------------------------------------------------------------
Distribution Fees                  0.25%         N/A               0.25%
--------------------------------------------------------------------------------
Administrative Fee                 0.10%         0.10%             0.10%
--------------------------------------------------------------------------------
Other Expenses                     0.57%         0.14%             4.78%
--------------------------------------------------------------------------------
Total Annual Operating Expenses    1.42%         0.74%             5.63%
--------------------------------------------------------------------------------
Reimbursements/Waivers             0.08%         0.06%             4.69%
--------------------------------------------------------------------------------
Net Expenses(1)                    1.34%         0.68%             0.94
--------------------------------------------------------------------------------


Expense Example

This example can help you compare the expenses of this fund to those of other funds. It assumes that operating expenses remain as above, and that any reimbursements or waivers above are in effect for the first year of each period. It also assumes that you invested $10,000, earned a 5% return each year, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses and returns will be different.

                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
================================================================================
Standard Shares                       $136       $  441      $  769      $1,695
--------------------------------------------------------------------------------
Institutional Shares                  $ 69       $  231      $  406      $  913
--------------------------------------------------------------------------------
Administrative Shares                 $ 96       $1,260      $2,410      $5,221
--------------------------------------------------------------------------------

(1) Reflects a contractual agreement that is guaranteed through at least 6/30/02, under which the investment adviser agrees to limit certain ordinary fees and expenses of the fund.

                                                     CITIZENS CORE GROWTH FUND 7

Financial Highlights

[To be added by amendment]


                                                X/XX/XX-       X/XX/XX-       X/XX/XX-       X/XX/XX-       X/XX/XX-
Standard Shares                                 X/XX/XX        X/XX/XX        X/XX/XX        X/XX/XX        X/XX/XX
====================================================================================================================
Selected Per Share Data
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $XX.XX         $XX.XX         $XX.XX         $XX.XX         $XX.XX

Income/(loss) from investment operations:

     Net investment
       income/(loss)                              (X.XX)         (X.XX)         (X.XX)         (X.XX)            --

     Net realized and
       unrealized gain/(loss)
       from investments                           (X.XX)          X.XX           X.XX           X.XX           X.XX
                                          -------------------------------------------------------------------------
Total from
investment operations                             (X.XX)          X.XX           X.XX           X.XX           X.XX

Less dividends

    Net investment income                          X.XX           X.XX           X.XX           X.XX          (X.XX)

    Net realized gains                            (X.XX)         (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                          -------------------------------------------------------------------------
Total dividends                                   (X.XX)         (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                          -------------------------------------------------------------------------
Net asset value,
end of period                                    $XX.XX         $XX.XX         $XX.XX         $XX.XX         $XX.XX
                                          =========================================================================
Total Return (%)                                  (X.XX)          X.XX           X.XX           X.XX           X.XX


Ratios and Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  ($ x 1,000)                                  $XXX,XXX       $XXX,XXX       $XXX,XXX       $XXX,XXX       $XXX,XXX

Ratio of expenses to average
  net assets (%)                                   X.XX           X.XX           X.XX           X.XX           X.XX

Ratio of net investment income/
  (loss) to average net assets (%)                (X.XX)         (X.XX)         (X.XX)         (X.XX)          X.XX

Ratio of expenses to average
  net assets* (%)                                  X.XX           X.XX           X.XX           X.XX           X.XX

Portfolio turnover rate (%)                        X.XX           X.XX           X.XX           X.XX           X.XX


8 CITIZENS CORE GROWTH FUND


                                                X/XX/XX-       X/XX/XX-       X/XX/XX-       X/XX/XX-       X/XX/XX-
Institutional Shares                            X/XX/XX        X/XX/XX        X/XX/XX        X/XX/XX        X/XX/XX
====================================================================================================================
Selected Per Share Data
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $XX.XX         $XX.XX         $XX.XX         $XX.XX         $XX.XX

Income/(loss) from investment operations:

     Net investment
       income/(loss)                              (X.XX)         (X.XX)         (X.XX)         (X.XX)            --

     Net realized and
       unrealized gain/(loss)
       from investments                           (X.XX)          X.XX           X.XX           X.XX           X.XX
                                          -------------------------------------------------------------------------
Total from
investment operations                             (X.XX)          X.XX           X.XX           X.XX           X.XX

Less dividends

    Net investment income                          X.XX           X.XX           X.XX           X.XX          (X.XX)

    Net realized gains                            (X.XX)         (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                          -------------------------------------------------------------------------
Total dividends                                   (X.XX)         (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                          -------------------------------------------------------------------------
Net asset value,
end of period                                    $XX.XX         $XX.XX         $XX.XX         $XX.XX         $XX.XX
                                          =========================================================================
Total Return (%)                                  (X.XX)          X.XX           X.XX           X.XX           X.XX


Ratios and Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  ($ x 1,000)                                  $XXX,XXX       $XXX,XXX       $XXX,XXX       $XXX,XXX       $XXX,XXX

Ratio of expenses to average
  net assets (%)                                   X.XX           X.XX           X.XX           X.XX           X.XX

Ratio of net investment income/
  (loss) to average net assets (%)                (X.XX)         (X.XX)         (X.XX)         (X.XX)          X.XX

Ratio of expenses to average
  net assets* (%)                                  X.XX           X.XX           X.XX           X.XX           X.XX

Portfolio turnover rate (%)                        X.XX           X.XX           X.XX           X.XX           X.XX





                                                     CITIZENS CORE GROWTH FUND 9


                                                                                             X/XX/XX-       X/XX/XX-
Administrative Shares                                                                        X/XX/XX        X/XX/XX
===================================================================================================================
Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                           $XX.XX         $XX.XX

Income/(loss) from investment operations:

     Net investment
       income/(loss)                                                                           (X.XX)            --

     Net realized and
       unrealized gain/(loss)
       from investments                                                                         X.XX           X.XX
                                                        ------------------------------------------------------------
Total from
investment operations                                                                           X.XX           X.XX

Less dividends
     Net investment income                                                                      X.XX          (X.XX)

     Net realized gains                                                                        (X.XX)         (X.XX)
                                                        ------------------------------------------------------------
Total dividends                                                                                (X.XX)         (X.XX)
Net asset value,
end of period                                                                                 $XX.XX         $XX.XX
                                                        ============================================================
Total Return (%)                                                                                X.XX           X.XX

Ratios and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  ($ x 1,000)                                                                               $XXX,XXX       $XXX,XXX

Ratio of expenses to average
  net assets (%)                                                                                X.XX           X.XX

Ratio of net investment income/
  (loss) to average net assets (%)                                                             (X.XX)          X.XX

Ratio of expenses to average
  net assets* (%)                                                                               X.XX           X.XX

Portfolio turnover rate (%)                                                                     X.XX           X.XX



10 CITIZENS CORE GROWTH FUND

Citizens Emerging Growth Fund

Share Class Ticker Symbols:                       CUSIP numbers:
Standard     Institutional     Administrative     Standard     Institutional     Administrative
WAEGX        CEGIX             CGRDX              174688 200   174688 853        174688 846

The Fund's Goal and Main Strategies

Goal. The fund seeks aggressive growth.

Main Strategies. The fund invests mainly in stocks of young, growing, medium-capitalization companies. Typically, most of these equities are issued by U.S. companies, but the fund is permitted to invest in foreign equities. All companies must pass Citizens Funds' social and environmental screens.

The fund is actively managed, and takes an earnings momentum approach to investing. In practice, this means that the fund looks for companies that display most or all of the following characteristics:

o   potential for accelerated growth of earnings and revenue

o   potential for increase in stock price

o recent history of exceeding analysts' forecasts for earnings, or the expectation of exceeding them in the near future

o   earnings momentum is positive

During normal market conditions, the fund will invest at least 65% of total assets in common stocks of companies that, when purchased, are within the size range of the S&P MidCap 400 Index, as measured by market capitalization. (As of September 30, 2001, this meant a range of about $XXX million to $XX billion.) The fund also may invest in stocks of smaller or larger companies, and may invest in initial public offerings (IPOs). At times, the fund may over- or underemphasize any given economic sector (cluster of related industries). This means that the fund may invest comparatively heavily in higher risk sectors, such as the technology sector.

The fund may sell a stock if it fails our re-screening for social or environmental criteria, if it has reached a target price, if its fundamental outlook has changed, or in order to adjust the fund's exposure to a given type of risk. The fund historically has had a high portfolio turnover rate.


                                                CITIZENS EMERGING GROWTH FUND 11

Main Risks to Fund Investors

Market Risks. As with any stock fund, the value of your investment in this fund will go up and down depending on market conditions, and you could lose money if the fund's shares are worth less when you sell them than when you bought them. The stock market may react dramatically and unpredictably to political, regulatory, market or economic developments. In general, stocks are more volatile than bonds. Stocks of growth companies may be especially volatile, because their prices are largely based on future expectations.

Risks of Small- and Medium-Sized Companies. Because these companies tend to lack the diverse business lines, experienced management and extensive financial resources of larger firms, their stocks typically are riskier than those of larger firms. Also, because shares of some smaller companies may be thinly traded, they can be more volatile and less liquid, especially during unusual market conditions.

IPO Risks. Initial public offerings (IPOs) may be especially volatile because they have no trading history, and information about their issuers may be limited. Because shares of desirable IPOs are hard to obtain, IPOs typically contribute more to fund performance when a fund is small, and less as it grows larger. IPOs may have significantly affected the fund's past performance, and may affect its future performance.

Sector and Company Risks. To the extent that the fund invests in a given sector, it is exposed to that sector's risks and opportunities. The fund could underperform the overall market or certain indices if it invests heavily in a sector that performs poorly or invests lightly in a sector that performs well. A sector's performance, over any period of time, may be quite different from that of the overall market. Certain sectors, such as technology, can be highly volatile, because of such factors as rapid product obsolescence and intense competition. Similarly, the fund's investments in each stock represent exposure to that company's risks and opportunities, and fund performance could be hurt if the fund invests heavily in a company that performs poorly.

Foreign Investing Risks. Foreign securities markets typically are less efficient and more volatile than U.S. securities markets, and may be more sensitive to political and economic events. Foreign economies and governments may be less mature and less stable than those in the U.S., may impose regulations on markets that are either excessive or inadequate, or may confiscate assets (through high taxation or nationalization, for instance). With foreign currencies, exchange controls and changes in exchange rates can affect the dollar value of these securities or the ability to realize that value, potentially widening investment losses on foreign securities, or cancelling out gains.

Portfolio Turnover Risks. To the extent that the fund's strategies lead it to buy and sell securities more actively than many funds, the fund could have higher expenses (which reduce investor return) and higher taxable distributions.


12 CITIZENS EMERGING GROWTH FUND

Performance

The chart and table below show performance for the fund, which varies over time, and for an unmanaged market index. All figures assume distributions were reinvested. Past performance may not be an indication of future performance. Index figures do not include any costs of investing. Year-by-year performance is for Standard shares; performance for other classes would be different.

Annual Total Returns for the calendar years indicated


[bar chart]

STANDARD SHARES
'95   40.73%
'96   13.91%
'97   17.69%
'98   42.71%
'99   68.09%
'00   -0.64%

[/bar chart]

Best quarter:      42.46%,  Q4 `99
Worst quarter:    -19.65%,  Q4 `00   01/01/01 - 07/31/01: -27.31%



Average Annual Returns as of 12/31/00

                          1 Year          5 Years          Since Inception
================================================================================
Standard Shares           -0.64%           26.12%           25.59% (02/08/94)
--------------------------------------------------------------------------------
Institutional Shares      -0.13%           N/A              21.16% (11/01/99)
--------------------------------------------------------------------------------
S&P MidCap 400 Index(1)   17.51%           20.41%           18.31% (02/08/94)
                                                            25.98% (11/01/99)
--------------------------------------------------------------------------------

(1) An unmanaged stock index that includes 400 mid-sized U.S. companies.

                                                CITIZENS EMERGING GROWTH FUND 13

Fees and Expenses

These tables show the costs you should expect to pay as a fund investor.

Shareholder Fees -- paid directly from your investment

Sales Charges and Redemption Fees                                        None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses -- deducted from fund assets

                                  STANDARD     INSTITUTIONAL     ADMINISTRATIVE
                                   SHARES         SHARES            SHARES
================================================================================
Management Fees                    1.00%         1.00%            1.00%
--------------------------------------------------------------------------------
Distribution Fees                  0.25%         N/A              0.25%
--------------------------------------------------------------------------------
Administrative Fee                 0.10%         0.10%            0.10%
--------------------------------------------------------------------------------
Other Expenses                     0.40%         0.26%            0.71%
--------------------------------------------------------------------------------
Total Annual Operating Expenses    1.75%         1.36%            2.06%
--------------------------------------------------------------------------------
Reimbursements/Waivers              N/A          0.06%            0.51%
--------------------------------------------------------------------------------
Net Expenses(1)                    1.75%         1.30%(2)         1.55%(2)
--------------------------------------------------------------------------------

Expense Example

This example can help you compare the expenses of this fund to those of other funds. It assumes that operating expenses remain as above, and that any reimbursements or waivers above are in effect for the first year of each period. It also assumes that you invested $10,000, earned a 5% return each year, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses and returns will be different.

                                 1 YEAR    3 YEARS     5 YEARS     10 YEARS
================================================================================
Standard Shares                   $178      $551       $  949       $2,062
--------------------------------------------------------------------------------
Institutional Shares              $132      $425       $  739       $1,630
--------------------------------------------------------------------------------
Administrative Shares             $158      $597       $1,062       $2,349
--------------------------------------------------------------------------------

(1) For the fiscal year ended 6/30/01, the adviser voluntarily waived 0.10% of its fee when the fund's monthly average net assets exceeded $100 million. With this waiver, the net operating expenses were 1.68% for Standard shares.

(2) Reflects a contractual agreement that is guaranteed through at least 6/30/02, under which the investment adviser agrees to limit certain ordinary fees and expenses of the share class.

14 CITIZENS EMERGING GROWTH FUND

Financial Highlights

                           [To be added by amendment]


                                                X/XX/XX-       X/XX/XX-       X/XX/XX-       X/XX/XX-       X/XX/XX-
Standard Shares                                 X/XX/XX        X/XX/XX        X/XX/XX        X/XX/XX        X/XX/XX
====================================================================================================================
Selected Per Share Data
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $XX.XX         $XX.XX         $XX.XX         $XX.XX         $XX.XX

Income/(loss) from investment operations:

     Net investment
       income/(loss)                              (X.XX)         (X.XX)         (X.XX)         (X.XX)            --

     Net realized and
       unrealized gain/(loss)
       from investments                           (X.XX)          X.XX           X.XX           X.XX           X.XX
                                          -------------------------------------------------------------------------
Total from
investment operations                             (X.XX)          X.XX           X.XX           X.XX           X.XX

Less dividends

    Net investment income                          X.XX           X.XX           X.XX           X.XX          (X.XX)

    Net realized gains                            (X.XX)         (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                          -------------------------------------------------------------------------
Total dividends                                   (X.XX)         (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                          -------------------------------------------------------------------------
Net asset value,
end of period                                    $XX.XX         $XX.XX         $XX.XX         $XX.XX         $XX.XX
                                          =========================================================================
Total Return (%)                                  (X.XX)          X.XX           X.XX           X.XX           X.XX


Ratios and Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  ($ x 1,000)                                  $XXX,XXX       $XXX,XXX       $XXX,XXX       $XXX,XXX       $XXX,XXX

Ratio of expenses to average
  net assets (%)                                   X.XX           X.XX           X.XX           X.XX           X.XX

Ratio of net investment income/
  (loss) to average net assets (%)                (X.XX)         (X.XX)         (X.XX)         (X.XX)          X.XX

Ratio of expenses to average
  net assets* (%)                                  X.XX           X.XX           X.XX           X.XX           X.XX

Portfolio turnover rate (%)                        X.XX           X.XX           X.XX           X.XX           X.XX



                                                CITIZENS EMERGING GROWTH FUND 15


                                                                  Institutional Shares         Administrative Shares
                                                                =======================       =======================
                                                                X/XX/XX-       X/XX/XX-       X/XX/XX-       X/XX/XX-
                                                                X/XX/XX        X/XX/XX        X/XX/XX        X/XX/XX
====================================================================================================================
Selected Per Share Data
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                              $XX.XX         $XX.XX         $XX.XX         $XX.XX

Income/(loss) from investment operations:

     Net investment
       income/(loss)                                              (X.XX)         (X.XX)         (X.XX)            --

     Net realized and
       unrealized gain/(loss)
       from investments                                            X.XX           X.XX           X.XX           X.XX
                                                        ------------------------------------------------------------
Total from
investment operations                                              X.XX           X.XX           X.XX           X.XX

Less dividends

    Net investment income                                          X.XX           X.XX           X.XX          (X.XX)

    Net realized gains                                            (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                                        ------------------------------------------------------------
Total dividends                                                   (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                                        ------------------------------------------------------------
Net asset value,
end of period                                                    $XX.XX         $XX.XX         $XX.XX         $XX.XX
                                                        ============================================================
Total Return (%)                                                   X.XX           X.XX           X.XX           X.XX


Ratios and Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  ($ x 1,000)                                                  $XXX,XXX       $XXX,XXX       $XXX,XXX       $XXX,XXX

Ratio of expenses to average
  net assets (%)                                                   X.XX           X.XX           X.XX           X.XX

Ratio of net investment income/
  (loss) to average net assets (%)                                (X.XX)         (X.XX)         (X.XX)          X.XX

Ratio of expenses to average
  net assets* (%)                                                  X.XX           X.XX           X.XX           X.XX

Portfolio turnover rate (%)                                        X.XX           X.XX           X.XX           X.XX


16 CITIZENS EMERGING GROWTH FUND

Citizens Small Cap Core Growth Fund

Ticker Symbol:             CUSIP number:
CSCSX                      174688 101

The Fund's Goal and Main Strategies

Goal. The fund seeks capital appreciation.

Main Strategies. The fund invests mainly in stocks of small-capitalization U.S. companies. All companies must pass Citizens Funds' social and environmental screens.

The fund is actively managed, and takes a growth approach to investing. In practice, this means that the fund looks for companies that display most or all of the following characteristics:

o stock is attractively valued in light of the company's potential for accelerated growth of earnings and revenue

o    potential for increase in stock price

o    management team is strong

o    outlook for business fundamentals appears favorable

o    earnings momentum is positive

During normal market conditions, the fund will invest at least 65% of total assets in stocks of companies that, when purchased, are within the size range of the S&P SmallCap 600 Index, as measured by market capitalization. (As of September 30, 2001, this meant a range of about $XX million to $X billion.) The fund also may invest in stocks of larger companies. At times, the fund may over-or underemphasize any given economic sector (cluster of related industries). This means that the fund may invest comparatively heavily in higher risk sectors, such as the technology sector.

The fund may sell a stock if it fails our re-screening for social or environmental criteria, if it has reached a target price, if its fundamental outlook has changed, or in order to adjust the fund's exposure to a given type of risk. The fund may have a high portfolio turnover rate.


                                          CITIZENS SMALL CAP CORE GROWTH FUND 17

Main Risks to Fund Investors

Market Risks. As with any stock fund, the value of your investment in this fund will go up and down depending on market conditions, and you could lose money if the fund's shares are worth less when you sell them than when you bought them. The stock market may react dramatically and unpredictably to political, regulatory, market or economic developments. In general, stocks are more volatile than bonds. Stocks of growth companies may be especially volatile, because their prices are largely based on future expectations.

Risks of Small-Sized Companies. Because these companies tend to lack the diverse business lines, experienced management and extensive financial resources of larger firms, their stocks typically are riskier than those of larger firms. Also, because shares of some smaller companies may be thinly traded, they can be more volatile and less liquid, especially during unusual market conditions.

Sector and Company Risks. To the extent that the fund invests in a given sector, it is exposed to that sector's risks and opportunities. The fund could underperform the overall market or certain indices if it invests heavily in a sector that performs poorly or invests lightly in a sector that performs well. A sector's performance, over any period of time, may be quite different from that of the overall market. Certain sectors, such as technology, can be highly volatile, because of such factors as rapid product obsolescence and intense competition. Similarly, the fund's investments in each stock represent exposure to that company's risks and opportunities, and fund performance could be hurt if the fund invests heavily in a company that performs poorly.

Portfolio Turnover Risks. To the extent that the fund's strategies lead it to buy and sell securities more actively than many funds, the fund could have higher expenses (which reduce investor return) and higher taxable distributions.



18 CITIZENS SMALL CAP CORE GROWTH FUND

Performance

The chart and table below show performance for the fund, which varies over time, and for two unmanaged market indices. All figures assume distributions were reinvested. Past performance may not be an indication of future performance. Index figures do not include any costs of investing.

Annual Total Returns for the calendar years indicated

[bar chart]

STANDARD SHARES

'00   -6.13%

[/bar chart]

Best quarter:    8.00%, Q1 `00
Worst quarter: -12.76%, Q4 `00   01/01/01 - 07/31/01: -1.71%

Average Annual Returns as of 12/31/00


                                                    1 Year     Since Inception
================================================================================
Standard Shares                                     -6.13%     -6.05% (12/28/99)
--------------------------------------------------------------------------------
S&P SmallCap 600 Index(1)                           11.80%     14.86% (12/28/99)
--------------------------------------------------------------------------------
Russell 2000 Growth Index(2)                       -22.43%    -18.16% (12/28/99)

(1)  An unmanaged stock index that includes 600 small-sized U.S. companies.

(2)  An unmanaged stock index that includes 2000 small-sized U.S. companies.


                                          CITIZENS SMALL CAP CORE GROWTH FUND 19

Fees and Expenses

These tables show the costs you should expect to pay as a fund investor.

Shareholder Fees -- paid directly from your investment
Sales Charges and Redemption Fees                                      None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses -- deducted from fund assets

                                                                      STANDARD
                                                                       SHARES
================================================================================
Management Fees                                                        0.50%
--------------------------------------------------------------------------------
Distribution Fees                                                      0.25%
--------------------------------------------------------------------------------
Administrative Fee                                                     0.10%
--------------------------------------------------------------------------------
Other Expenses                                                         2.35%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        3.20%
--------------------------------------------------------------------------------
Reimbursements/Waivers                                                 1.86%
--------------------------------------------------------------------------------
Net Expenses(1)                                                        1.34%
--------------------------------------------------------------------------------


Expense Example

This example can help you compare the expenses of this fund to those of other funds. It assumes that operating expenses remain as above, and that any reimbursements or waivers above are in effect for the first year of each period. It also assumes that you invested $10,000, earned a 5% return each year, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses and returns will be different.

                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
================================================================================
Standard Shares                     $136        $812        $1,512      $3,375
--------------------------------------------------------------------------------

(1) Reflects a contractual agreement that is guaranteed through at least 6/30/02, under which the investment adviser agrees to limit certain ordinary fees and expenses of the fund.

20 CITIZENS SMALL CAP CORE GROWTH FUND

Financial Highlights

                           [To be added by amendment]


                                                                                             X/XX/XX-       X/XX/XX-
Standard Shares                                                                              X/XX/XX        X/XX/XX
===================================================================================================================
Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                           $XX.XX         $XX.XX

Income/(loss) from investment operations:

     Net investment
       income/(loss)                                                                           (X.XX)            --

     Net realized and
       unrealized gain/(loss)
       from investments                                                                         X.XX           X.XX
                                                        ------------------------------------------------------------
Total from
investment operations                                                                           X.XX           X.XX

Less dividends
     Net investment income                                                                      X.XX          (X.XX)

     Net realized gains                                                                        (X.XX)         (X.XX)
                                                        ------------------------------------------------------------
Total dividends                                                                                (X.XX)         (X.XX)
Net asset value,
end of period                                                                                 $XX.XX         $XX.XX
                                                        ============================================================
Total Return (%)                                                                                X.XX           X.XX

Ratios and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  ($ x 1,000)                                                                               $XXX,XXX       $XXX,XXX

Ratio of expenses to average
  net assets (%)                                                                                X.XX           X.XX

Ratio of net investment income/
  (loss) to average net assets (%)                                                             (X.XX)          X.XX

Ratio of expenses to average
  net assets* (%)                                                                               X.XX           X.XX

Portfolio turnover rate (%)                                                                     X.XX           X.XX







                                          CITIZENS SMALL CAP CORE GROWTH FUND 21

Citizens Value Fund

Ticker Symbol:             CUSIP number:
XXXXX                      XXXXXX XXX

The Fund's Goal and Main Strategies

Goal. The fund seeks long-term capital appreciation.

Main Strategies. The fund invests mainly in stocks and other equities of large-capitalization companies. Typically, most of these equities are issued by U.S. companies, but the fund is permitted to invest in forms of foreign equities that trade in U.S. dollars, such as American Depositary Receipts. All companies must pass Citizens Funds' social and environmental screens.

The fund is actively managed, and takes a value approach to investing. In practice, this means that the fund looks for companies that display most or all of the following characteristics:

o stock is undervalued by investors, meaning that the market value of the company's stock is low compared to other measures of worth, such as earnings estimates, cash flow, book value, or break-up value

o    management team is strong

o    business fundamentals are strong

o    earnings momentum is positive

During normal market conditions, the fund will invest at least 60% of net assets in equities of companies that, when purchased, have market capitalizations of at least $2 billion. The fund generally intends to invest in large-capitalization companies, but may also invest in small- and medium-capitalization companies. As of September 30, 2001, the dollar-weighted average market capitalization of the fund's portfolio was $XXX billion.

The fund typically holds stocks for the long term, but may sell a stock if it fails our re-screening for social or environmental criteria, if we believe it is no longer undervalued, if its fundamental outlook has changed, or in order to adjust the fund's exposure to a given type of risk.

22 CITIZENS VALUE FUND

Main Risks to Fund Investors

Market Risks. As with any stock fund, the value of your investment in this fund will go up and down depending on market conditions, and you could lose money if the fund's shares are worth less when you sell them than when you bought them. The stock market may react dramatically and unpredictably to political, regulatory, market or economic developments. In general, stocks are more volatile than bonds. Stocks of value companies may fall or remain flat if certain conditions or investor perceptions do not change as expected, or if they prove not to be underpriced.

Risks of Small- and Medium-Sized Companies. Because these companies tend to lack the diverse business lines, experienced management and extensive financial resources of larger firms, their stocks typically are riskier than those of larger firms. Also, because shares of some smaller companies may be thinly traded, they can be more volatile and less liquid, especially during unusual market conditions.

Sector and Company Risks. To the extent that the fund invests in a given sector, it is exposed to that sector's risks and opportunities. The fund could underperform the overall market or certain indices if it invests heavily in a sector that performs poorly or invests lightly in a sector that performs well. A sector's performance, over any period of time, may be quite different from that of the overall market. Certain sectors, such as technology, can be highly volatile, because of such factors as rapid product obsolescence and intense competition. Similarly, the fund's investments in each stock represent exposure to that company's risks and opportunities, and fund performance could be hurt if the fund invests heavily in a company that performs poorly.

Foreign Investing Risks. Foreign securities markets typically are less efficient and more volatile than U.S. securities markets, and may be more sensitive to political and economic events. Foreign economies and governments may be less mature and less stable than those in the U.S., may impose regulations on markets that are either excessive or inadequate, or may confiscate assets (through high taxation or nationalization, for instance). Although the fund's foreign investments are limited to dollar-denominated securities, currency exchange controls or changes in currency exchange rates can affect the dollar value of these securities or the ability to realize that value.


                                                          CITIZENS VALUE FUND 23

Performance

On _____, 2001, the Meyers Pride Value Fund contributed its portfolio securities in exchange for Standard shares in the Citizens Value Fund. The fund will be managed in a way that is in all material respects equivalent to the management of the Meyers Pride Value Fund. The chart and table below show performance, which varies over time, for the Meyers Pride Value Fund and for an unmanaged market index. All figures assume distributions were reinvested. Past performance may not be an indication of future performance. Index figures do not include any costs of investing.

Annual Total Returns for the calendar years indicated

[bar chart]

'97   21.79%
'98   13.61%
'99   28.34%
'00   -0.18%

[/bar chart]

Best quarter:     21.58%, Q4 `98
Worst quarter:   -15.19%, Q3 `98   01/01/01 - 07/31/01: 21.05%


Average Annual Returns as of 12/31/00

                                              1 YEAR         SINCE INCEPTION
================================================================================
Meyers Pride Value Fund                       -0.18%         15.34% (06/13/96)
--------------------------------------------------------------------------------
S&P 500 Index(1)                              -9.10%         17.85% (06/13/96)
--------------------------------------------------------------------------------

(1) An unmanaged stock index that includes 500 of the largest U.S. companies.


24 CITIZENS VALUE FUND

Fees and Expenses

These tables show the costs you should expect to pay as a fund investor.

Shareholder Fees -- paid directly from your investment

Sales Charges and Redemption Fees                                     None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses -- deducted from fund assets

                                                                    STANDARD
                                                                     SHARES
================================================================================
Management Fees                                                       1.00%
--------------------------------------------------------------------------------
Distribution Fees                                                     0.25%
--------------------------------------------------------------------------------
Administrative Fee                                                    0.10%
--------------------------------------------------------------------------------
Other Expenses                                                        0.70%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       2.05%
--------------------------------------------------------------------------------
Reimbursements/Waivers                                                0.10%
--------------------------------------------------------------------------------
Net Expenses(1)                                                       1.95%
--------------------------------------------------------------------------------

Expense Example

This example can help you compare the expenses of this fund to those of other funds. It assumes that operating expenses remain as above, and that any reimbursements or waivers above are in effect for the first year of each period. It also assumes that you invested $10,000, earned a 5% return each year, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses and returns will be different.

                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
================================================================================
Standard Shares                       $198       $633      $1,094      $2,371
--------------------------------------------------------------------------------


(1) Reflects a contractual agreement that is guaranteed through at least 6/30/02, under which the investment adviser agrees to limit certain ordinary fees and expenses of the fund.


                                                          CITIZENS VALUE FUND 25

Financial Highlights

[To be added by amendment]


                                                X/XX/XX-       X/XX/XX-       X/XX/XX-       X/XX/XX-       X/XX/XX-
Standard Shares                                 X/XX/XX        X/XX/XX        X/XX/XX        X/XX/XX        X/XX/XX
====================================================================================================================
Selected Per Share Data
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $XX.XX         $XX.XX         $XX.XX         $XX.XX         $XX.XX

Income/(loss) from investment operations:

     Net investment
       income/(loss)                              (X.XX)         (X.XX)         (X.XX)         (X.XX)            --

     Net realized and
       unrealized gain/(loss)
       from investments                           (X.XX)          X.XX           X.XX           X.XX           X.XX
                                          -------------------------------------------------------------------------
Total from
investment operations                             (X.XX)          X.XX           X.XX           X.XX           X.XX

Less dividends

    Net investment income                          X.XX           X.XX           X.XX           X.XX          (X.XX)

    Net realized gains                            (X.XX)         (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                          -------------------------------------------------------------------------
Total dividends                                   (X.XX)         (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                          -------------------------------------------------------------------------
Net asset value,
end of period                                    $XX.XX         $XX.XX         $XX.XX         $XX.XX         $XX.XX
                                          =========================================================================
Total Return (%)                                  (X.XX)          X.XX           X.XX           X.XX           X.XX


Ratios and Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  ($ x 1,000)                                  $XXX,XXX       $XXX,XXX       $XXX,XXX       $XXX,XXX       $XXX,XXX

Ratio of expenses to average
  net assets (%)                                   X.XX           X.XX           X.XX           X.XX           X.XX

Ratio of net investment income/
  (loss) to average net assets (%)                (X.XX)         (X.XX)         (X.XX)         (X.XX)          X.XX

Ratio of expenses to average
  net assets* (%)                                  X.XX           X.XX           X.XX           X.XX           X.XX

Portfolio turnover rate (%)                        X.XX           X.XX           X.XX           X.XX           X.XX





26 CITIZENS VALUE FUND

Citizens Global Equity Fund

Share Class Ticker Symbols:                       CUSIP numbers:
Standard     Institutional     Administrative     Standard     Institutional     Administrative
WAGEX        CGEIX             CEADX              174688 309   174688 879        174688 861

The Fund's Goal and Main Strategies

Goal. The fund seeks capital appreciation.

Main Strategies. The fund invests mainly in stocks and other equities of companies of any size. These equities may include foreign stocks and forms of foreign equities that trade in U.S. dollars (such as American Depositary Receipts). All companies must pass Citizens Funds' social and environmental screens.

The fund is actively managed, and takes a growth approach to investing. In practice, this means that the fund looks for companies that display most or all of the following characteristics:

o potential to benefit from global growth trends, such as financial market liberalization, global competition, or information technology developments

o    strong competitive positions and high product or service demand

o    potential to benefit from one-time or cyclical business opportunities

During normal market conditions, the fund will invest at least 50% of total assets in foreign equities, and will diversify its holdings globally by investing in at least three countries (potentially including the U.S.), and typically in many more than that. The fund may invest no more than 25% of total assets in emerging markets (such as Russia, Malaysia and Pakistan). At times, the fund may over- or underemphasize any given economic sector (cluster of related industries). This means that the fund may invest comparatively heavily in higher risk sectors, such as the technology sector. The fund may also invest in Yankee bonds (dollar-denominated bonds issued by foreign issuers), preferred stocks, convertible bonds, and U.S. stocks.

The fund may sell a stock if it fails our re-screening for social or environmental criteria, if it has reached a target price, if its fundamental outlook has changed, or in order to adjust the fund's exposure to a given type of risk. The fund historically has had a high portfolio turnover rate.



                                                  CITIZENS GLOBAL EQUITY FUND 27

Main Risks to Fund Investors

Market Risks. As with any stock fund, the value of your investment in this fund will go up and down depending on market conditions, and you could lose money if the fund's shares are worth less when you sell them than when you bought them. The stock market may react dramatically and unpredictably to political, regulatory, market or economic developments. In general, stocks are more volatile than bonds. Stocks of growth companies may be especially volatile, because their prices are largely based on future expectations.

Risks of Small- and Medium-Sized Companies. Because these companies tend to lack the diverse business lines, experienced management and extensive financial resources of larger firms, their stocks typically are riskier than those of larger firms. Also, because shares of some smaller companies may be thinly traded, they can be more volatile and less liquid, especially during unusual market conditions.

Foreign Investing Risks. Foreign securities markets typically are less efficient and more volatile than U.S. securities markets, and may be more sensitive to political and economic events. Foreign economies and governments may be less mature and less stable than those in the U.S., may impose regulations on markets that are either excessive or inadequate, or may confiscate assets (through high taxation or nationalization, for instance). With foreign currencies, exchange controls and changes in exchange rates can affect the dollar value of these securities or the ability to realize that value, potentially widening investment losses on foreign securities, or cancelling out gains. With dollar-denominated securities, currency risks can still affect the dollar value of these securities. Foreign risks are greater in emerging markets than in developed markets.

Sector and Company Risks. To the extent that the fund invests in a given sector, it is exposed to that sector's risks and opportunities. The fund could underperform the overall market or certain indices if it invests heavily in a sector that performs poorly or invests lightly in a sector that performs well. A sector's performance, over any period of time, may be quite different from that of the overall market. Certain sectors, such as technology, can be highly volatile, because of such factors as rapid product obsolescence and intense competition. Similarly, the fund's investments in each stock represent exposure to that company's risks and opportunities, and fund performance could be hurt if the fund invests heavily in a company that performs poorly.

Portfolio Turnover Risks. To the extent that the fund's strategies lead it to buy and sell securities more actively than many funds, the fund could have higher expenses (which reduce investor return) and higher taxable distributions.



28 CITIZENS GLOBAL EQUITY FUND

Performance

The chart and table below show performance for the fund, which varies over time, and for two unmanaged market indices. All figures assume distributions were reinvested. Past performance may not be an indication of future performance. Index figures do not include any costs of investing. Year-by-year performance is for Standard shares; performance for other classes would be different.

Annual Total Returns for the calendar years indicated

[bar chart]

STANDARD SHARES

'95   13.74%
'96   13.16%
'97   19.91%
'98   32.26%
'99   74.09%
'00  -19.37%

[/bar chart]

Best quarter:    46.07%, Q4 `99
Worst quarter:  -14.07%, Q4 `00   01/01/01 - 07/31/01: -23.69%


Average Annual Returns as of 12/31/00


                                      1 Year     5 Years     Since Inception
================================================================================
Standard Shares                       -19.37%      20.27%     16.02% (02/08/94)
--------------------------------------------------------------------------------
Institutional Shares                  -19.01%        N/A       8.57% (11/01/99)
--------------------------------------------------------------------------------
FT World Index(1)                     -11.08%      12.47%     11.95% (02/08/94)
                                                              -1.50% (11/01/99)
--------------------------------------------------------------------------------
MSCI World Index(2)                   -13.18%      12.10%     11.78% (02/08/94)
                                                              -3.03% (11/01/99)
--------------------------------------------------------------------------------

(1)  An unmanaged index of common stocks of U.S. and foreign companies.

(2) An unmanaged market capitalization-weighted index designed to represent the performance of the world's developed stock markets. The fund is changing to this index as its reference index because it more accurately reflects the fund's country allocation and universe of stocks.


CITIZENS GLOBAL EQUITY FUND 29

Fees and Expenses

These tables show the costs you should expect to pay as a fund investor.

Shareholder Fees -- paid directly from your investment

Sales Charges and Redemption Fees                                   None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses -- deducted from fund assets



                                  STANDARD     INSTITUTIONAL     ADMINISTRATIVE
                                   SHARES         SHARES            SHARES
================================================================================
Management Fees                     1.00%          1.00%             1.00%
--------------------------------------------------------------------------------
Distribution Fees                   0.25%           N/A%             0.25%
--------------------------------------------------------------------------------
Administrative Fee                  0.10%          0.10%             0.10%
--------------------------------------------------------------------------------
Other Expenses                      0.47%          0.32%             1.83%
--------------------------------------------------------------------------------
Total Annual Operating Expenses     1.82%          1.42%             3.18%
--------------------------------------------------------------------------------
Reimbursements/Waivers              0.00%          0.03%             1.50%
--------------------------------------------------------------------------------
Net Expenses                        1.82%          1.39%(1)          1.68%(1)
--------------------------------------------------------------------------------

Expense Example

This example can help you compare the expenses of this fund to those of other funds. It assumes that operating expenses remain as above, and that any reimbursements or waivers above are in effect for the first year of each period. It also assumes that you invested $10,000, earned a 5% return each year, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses and returns will be different.

                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
================================================================================
Standard Shares                       $185       $573        $ 985       $2,137
--------------------------------------------------------------------------------
Institutional Shares                  $142       $446        $ 773       $1,699
--------------------------------------------------------------------------------
Administrative Shares                 $171       $840        $1,534      $3,381
--------------------------------------------------------------------------------

(1) Reflects a contractual agreement that is guaranteed through at least 6/30/02, under which the investment adviser agrees to limit certain ordinary fees and expenses of the share class.

30 Citizens Global Equity Fund

Financial Highlights

[To be added by amendment]



                                                X/XX/XX-       X/XX/XX-       X/XX/XX-       X/XX/XX-       X/XX/XX-
Standard Shares                                 X/XX/XX        X/XX/XX        X/XX/XX        X/XX/XX        X/XX/XX
====================================================================================================================
Selected Per Share Data
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $XX.XX         $XX.XX         $XX.XX         $XX.XX         $XX.XX

Income/(loss) from investment operations:

     Net investment
       income/(loss)                              (X.XX)         (X.XX)         (X.XX)         (X.XX)            --

     Net realized and
       unrealized gain/(loss)
       from investments                           (X.XX)          X.XX           X.XX           X.XX           X.XX
                                          -------------------------------------------------------------------------
Total from
investment operations                             (X.XX)          X.XX           X.XX           X.XX           X.XX

Less dividends

    Net investment income                          X.XX           X.XX           X.XX           X.XX          (X.XX)

    Net realized gains                            (X.XX)         (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                          -------------------------------------------------------------------------
Total dividends                                   (X.XX)         (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                          -------------------------------------------------------------------------
Net asset value,
end of period                                    $XX.XX         $XX.XX         $XX.XX         $XX.XX         $XX.XX
                                          =========================================================================
Total Return (%)                                  (X.XX)          X.XX           X.XX           X.XX           X.XX


Ratios and Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  ($ x 1,000)                                  $XXX,XXX       $XXX,XXX       $XXX,XXX       $XXX,XXX       $XXX,XXX

Ratio of expenses to average
  net assets (%)                                   X.XX           X.XX           X.XX           X.XX           X.XX

Ratio of net investment income/
  (loss) to average net assets (%)                (X.XX)         (X.XX)         (X.XX)         (X.XX)          X.XX

Ratio of expenses to average
  net assets* (%)                                  X.XX           X.XX           X.XX           X.XX           X.XX

Portfolio turnover rate (%)                        X.XX           X.XX           X.XX           X.XX           X.XX



                                                  CITIZENS GLOBAL EQUITY FUND 31


                                                                  Institutional Shares         Administrative Shares
                                                                =======================       =======================
                                                                X/XX/XX-       X/XX/XX-       X/XX/XX-       X/XX/XX-
                                                                X/XX/XX        X/XX/XX        X/XX/XX        X/XX/XX
====================================================================================================================
Selected Per Share Data
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                              $XX.XX         $XX.XX         $XX.XX         $XX.XX

Income/(loss) from investment operations:

     Net investment
       income/(loss)                                              (X.XX)         (X.XX)         (X.XX)            --

     Net realized and
       unrealized gain/(loss)
       from investments                                            X.XX           X.XX           X.XX           X.XX
                                                        ------------------------------------------------------------
Total from
investment operations                                              X.XX           X.XX           X.XX           X.XX

Less dividends

    Net investment income                                          X.XX           X.XX           X.XX          (X.XX)

    Net realized gains                                            (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                                        ------------------------------------------------------------
Total dividends                                                   (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                                        ------------------------------------------------------------
Net asset value,
end of period                                                    $XX.XX         $XX.XX         $XX.XX         $XX.XX
                                                        ============================================================
Total Return (%)                                                   X.XX           X.XX           X.XX           X.XX


Ratios and Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  ($ x 1,000)                                                  $XXX,XXX       $XXX,XXX       $XXX,XXX       $XXX,XXX

Ratio of expenses to average
  net assets (%)                                                   X.XX           X.XX           X.XX           X.XX

Ratio of net investment income/
  (loss) to average net assets (%)                                (X.XX)         (X.XX)         (X.XX)          X.XX

Ratio of expenses to average
  net assets* (%)                                                  X.XX           X.XX           X.XX           X.XX

Portfolio turnover rate (%)                                        X.XX           X.XX           X.XX           X.XX




32 CITIZENS GLOBAL EQUITY FUND

Citizens International Growth Fund

Ticker Symbol:             CUSIP number:
N.A.                       174688 838

The Fund's Goal and Main Strategies

Goal. The fund seeks capital appreciation.

Main Strategies. The fund invests mainly in stocks and other equities of foreign companies of any size. These equities may include common stocks and forms of foreign equities that trade in U.S. dollars (such as American Depositary Receipts). All companies must pass Citizens Funds' social and environmental screens.

The fund is actively managed, and takes a growth approach to investing that includes analysis of countries and regions as well as individual securities. The fund looks for countries and regions that display most or all of the following characteristics:

o    prospects for growth (such as growth of infrastructure or consumer demand)

o low presence or risk of economic imbalances (such as inflation, trade deficits or public debt)

o adequate liquidity within financial markets and the country's economy (including currency exchange)

o    sound government economic policies

In choosing individual securities, the fund looks for companies that display most or all of the following characteristics:

o    sustainable growth of earnings

o    innovative products, services or business strategies

o    potential to benefit from political or economic conditions

During normal market conditions, the fund will invest at least 65% of total assets in foreign stocks, and will diversify its holdings internationally by investing in at least five foreign countries, and typically in many more than that. The fund may invest no more than 25% of total assets in emerging markets (such as Russia, Malaysia and Pakistan). At times, the fund may over- or underemphasize any given economic sector (cluster of related industries). This means that the fund may invest comparatively heavily in higher risk sectors, such as the technology sector. The fund may also invest in Yankee bonds (dollar-denominated bonds issued by foreign issuers), preferred stocks, convertible bonds, and U.S. stocks.


                                           CITIZENS INTERNATIONAL GROWTH FUnd 33

The fund may sell a stock if it fails our re-screening for social or environmental criteria, if it has reached a target price, if its fundamental outlook has changed, or in order to adjust the fund's exposure to a given type of risk.

Main Risks to Fund Investors

Market Risks. As with any stock fund, the value of your investment in this fund will go up and down depending on market conditions, and you could lose money if the fund's shares are worth less when you sell them than when you bought them. The stock market may react dramatically and unpredictably to political, regulatory, market or economic developments. In general, stocks are more volatile than bonds. Stocks of growth companies may be especially volatile, because their prices are largely based on future expectations.

Risks of Small- and Medium-Sized Companies. Because these companies tend to lack the diverse business lines, experienced management and extensive financial resources of larger firms, their stocks typically are riskier than those of larger firms. Also, because shares of some smaller companies may be thinly traded, they can be more volatile and less liquid, especially during unusual market conditions.

Foreign Investing Risks. Foreign securities markets typically are less efficient and more volatile than U.S. securities markets, and may be more sensitive to political and economic events. Foreign economies and governments may be less mature and less stable than those in the U.S., may impose regulations on markets that are either excessive or inadequate, or may confiscate assets (through high taxation or nationalization, for instance). With foreign currencies, exchange controls and changes in exchange rates can affect the dollar value of these securities or the ability to realize that value, potentially widening investment losses on foreign securities, or cancelling out gains. With dollar-denominated securities, currency risks can still affect the dollar value of securities. Foreign risks are greater in emerging markets than in developed markets.


34 CITIZENS INTERNATIONAL GROWTH FUND

Sector and Company Risks. To the extent that the fund invests in a given sector, it is exposed to that sector's risks and opportunities. The fund could underperform the overall market or certain indices if it invests heavily in a sector that performs poorly or invests lightly in a sector that performs well. A sector's performance, over any period of time, may be quite different from that of the overall market. Certain sectors, such as technology, can be highly volatile, because of such factors as rapid product obsolescence and intense competition. Similarly, the fund's investments in each stock represent exposure to that company's risks and opportunities, and fund performance could be hurt if the fund invests heavily in a company that performs poorly.



                                           CITIZENS INTERNATIONAL GROWTH FUND 35

Performance

Because the fund did not have a full calendar year of performance to report as of the date of this prospectus, the bar chart and table showing performance information and information on best and worst calendar performance are not provided in this prospectus.









36 CITIZENS INTERNATIONAL GROWTH FUND

Fees and Expenses

These tables show the costs you should expect to pay as a fund investor.

Shareholder Fees -- paid directly from your investment

Sales Charges and Redemption Fees                                    None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses -- deducted from fund assets

                                                                   STANDARD
                                                                    SHARES
================================================================================
Management Fees                                                     1.05%
--------------------------------------------------------------------------------
Distribution Fees                                                   0.25%
--------------------------------------------------------------------------------
Administrative Fee                                                  0.10%
--------------------------------------------------------------------------------
Other Expenses                                                     16.07%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                    17.47%
--------------------------------------------------------------------------------
Reimbursements/Waivers                                             15.62%
--------------------------------------------------------------------------------
Net Expenses(1)                                                     1.85%
--------------------------------------------------------------------------------


Expense Example

This example can help you compare the expenses of this fund to those of other funds. It assumes that operating expenses remain as above, and that any reimbursements or waivers above are in effect for the first year of each period. It also assumes that you invested $10,000, earned a 5% return each year, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses and returns will be different.

                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
================================================================================
Standard Shares                       $188       $3,357      $5,784      $9,651
--------------------------------------------------------------------------------

(1) Reflects a contractual agreement that is guaranteed through at least 6/30/02, under which the investment adviser agrees to limit certain ordinary fees and expenses of the fund.



                                           Citizens International Growth Fund 37

Financial Highlights

[To be added by amendment]


                                                                                                            X/XX/XX-
Standard Shares                                                                                             X/XX/XX
===================================================================================================================
Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                          $XX.XX

Income/(loss) from investment operations:

     Net investment
       income/(loss)                                                                                             --

     Net realized and
       unrealized gain/(loss)
       from investments                                                                                        X.XX
                                                        ------------------------------------------------------------
Total from
investment operations                                                                                          X.XX

Less dividends
     Net investment income                                                                                    (X.XX)

     Net realized gains                                                                                       (X.XX)
                                                        ------------------------------------------------------------
Total dividends                                                                                               (X.XX)
                                                        ------------------------------------------------------------
Net asset value,
end of period                                                                                                $XX.XX
                                                        ============================================================
Total Return (%)                                                                                               X.XX

Ratios and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  ($ x 1,000)                                                                                              $XXX,XXX

Ratio of expenses to average
  net assets (%)                                                                                               X.XX

Ratio of net investment income/
  (loss) to average net assets (%)                                                                             X.XX

Ratio of expenses to average
  net assets* (%)                                                                                              X.XX

Portfolio turnover rate (%)                                                                                    X.XX



38 Citizens International Growth Fund

Citizens Income Fund

Ticker Symbol:             CUSIP number:
WAIMX                      174688 606

The Fund's Goal and Main Strategies

Goal. The fund seeks to generate current income and to pay a monthly dividend.

Main Strategies. The fund invests mainly in bonds and mortgage-backed securities. Most of these may have maturities of anywhere from 2 to 30 years, although at times the fund may also hold short-term securities (such as money market instruments) for investment purposes. During normal market conditions, the fund will maintain a weighted average maturity of between 5 and 15 years.

The fund focuses on investment-grade securities (those whose credit quality puts them among the top four rating categories). However, the fund may invest up to 35% of total assets in high-yield securities, commonly known as junk bonds.

The fund is actively managed, and may invest in a wide variety of securities, including the following:

o    corporate bonds and other corporate debt issues

o    U.S. government agency securities, including mortgage-backed securities

o    debt and equity securities of real estate investment trusts

o    equity securities, such as warrants and preferred stock

o    discount notes, corporate paper or other short-term obligations

o    debt securities of foreign issuers, including Yankee bonds
     (dollar-denominated bonds issued by foreign issuers)

At times, the fund may over- or underemphasize any given economic sector (cluster of related industries). This means that the fund may invest comparatively heavily in higher risk sectors, such as the technology sector.

The fund may sell a security if it fails our re-screening for social or environmental criteria, if other securities appear to represent better value, if there is an actual or anticipated decline in its credit quality, or in order to adjust the fund's exposure to a given type of risk.



                                                         CITIZENS INCOME FUND 39

Main Risks to Fund Investors

Market Risks. As with any bond fund, the value of your investment in this fund will go up and down depending on market conditions, and you could lose money if the fund's shares are worth less when you sell them than when you bought them. Although typically less volatile than the stock market, the bond market may react dramatically and unpredictably to political, regulatory, market or economic developments.

Interest Rate Risks. When interest rates rise, prices of bonds and mortgage-backed securities typically fall, meaning that your investment may lose value in a rising interest rate environment. Generally, the longer a bond's maturity, the greater this risk.

Credit Risks. If the issuer of a bond or mortgage-backed security becomes (or is expected to become) less creditworthy, the price of its bonds typically falls. In some cases, a bond may go into default and the issuer may be unable to make timely payments of interest or principal.

Junk bonds pose higher credit risks. Their prices typically are more volatile than those of investment-grade bonds, and they can be hard to sell in difficult market conditions. Junk bonds tend to be sensitive to bad economic or political news, which may cause their prices to fall or increase the rate of defaults. Bonds in the lower end of the investment-grade category may carry these risks in reduced form.

Credit risk may affect an individual security, an industry, an economic sector or a particular type of security. Fund investors should bear in mind that the fund does not invest in direct obligations of the U.S. government, and that any government credit protection that applies to securities it owns does not extend to the fund itself.

Prepayment and Extension Risks. Market prices and interest rates for mortgage-backed securities are based on investor assumptions about the future behavior of interest rates. Any changes, or any unexpected behavior, on the part of interest rates could hurt the performance of the fund's mortgage-backed securities. For example, if rates fall and homeowners refinance mortgages, mortgage-backed securities may be paid off early and the fund would typically have to reinvest that money at a lower rate. If rates rise, the fund may be "locked into" an undesirable rate in its mortgage-backed securities, and the security's expected maturity may be lengthened, making its price more volatile. These risks can cause losses of income as well as capital for the fund.

Sector Risks. To the extent that the fund invests in a given sector, it is exposed to that sector's risks. The fund's performance could be hurt if it invests heavily in a sector that performs poorly or invests lightly in a sector that performs well. A sector's performance, over any period of time, may be quite different from that of the overall market.



40 CITIZENS INCOME FUND

Performance

The chart and table below show performance for the fund, which varies over time, and for an unmanaged market index. All figures assume distributions were reinvested. Past performance may not be an indication of future performance. Index figures do not include any costs of investing.

Annual Total Returns for the calendar years indicated

[bar chart]

STANDARD SHARES

'93    9.96%
'94   -3.08%
'95   17.38%
'96    4.84%
'97   10.48%
'98    5.80%
'99   -0.82%
'00    7.22%

[/bar chart]

Best quarter:     5.08%, Q1 `95
Worst quarter:   -2.24%, Q1 `94   01/01/01 - 7/31/01: 6.20%


Average Annual Returns as of 12/31/00

                                      1 Year     5 Years     Since Inception
================================================================================
Standard Shares                         7.22%      5.44%      6.38% (06/10/92)
--------------------------------------------------------------------------------
Lehman U.S. Aggregate Index(1)         11.63%      6.46%      7.21% (06/10/92)
--------------------------------------------------------------------------------

(1) An unmanaged index of taxable, investment-grade fixed-income securities, including government, mortgage-backed and asset-backed securities.




                                                         CITIZENS INCOME FUND 41

Fees and Expenses

These tables show the costs you should expect to pay as a fund investor.

Shareholder Fees -- paid directly from your investment

Sales Charges and Redemption Fees                                    None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses -- deducted from fund assets

                                                                    STANDARD
                                                                     SHARES
================================================================================
Management Fees                                                       0.65%
--------------------------------------------------------------------------------
Distribution Fees                                                     0.25%
--------------------------------------------------------------------------------
Administrative Fee                                                    0.10%
--------------------------------------------------------------------------------
Other Expenses                                                        0.48%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       1.48%
--------------------------------------------------------------------------------
Reimbursements/Waivers                                                0.08%
--------------------------------------------------------------------------------
Net Expenses(1)                                                       1.40%
--------------------------------------------------------------------------------

Expense Example

This example can help you compare the expenses of this fund to those of other funds. It assumes that operating expenses remain as above, and that any reimbursements or waivers above are in effect for the first year of each period. It also assumes that you invested $10,000, earned a 5% return each year, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses and returns will be different.

                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
================================================================================
Standard Shares                      $143       $460         $800       $1,762
--------------------------------------------------------------------------------

(1) Reflects a contractual agreement that is guaranteed through at least 6/30/02, under which the investment adviser agrees to limit certain ordinary fees and expenses of the fund so that aggregate expenses will not exceed 1.40% of the first $100 million in assets and 1.25% of assets above that.



42 CITIZENS INCOME FUND

Financial Highlights

[To be added by amendment]


                                                X/XX/XX-       X/XX/XX-       X/XX/XX-       X/XX/XX-       X/XX/XX-
Standard Shares                                 X/XX/XX        X/XX/XX        X/XX/XX        X/XX/XX        X/XX/XX
====================================================================================================================
Selected Per Share Data
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $XX.XX         $XX.XX         $XX.XX         $XX.XX         $XX.XX

Income/(loss) from investment operations:

     Net investment
       income/(loss)                              (X.XX)         (X.XX)         (X.XX)         (X.XX)            --

     Net realized and
       unrealized gain/(loss)
       from investments                           (X.XX)          X.XX           X.XX           X.XX           X.XX
                                          -------------------------------------------------------------------------
Total from
investment operations                             (X.XX)          X.XX           X.XX           X.XX           X.XX

Less dividends

    Net investment income                          X.XX           X.XX           X.XX           X.XX          (X.XX)

    Net realized gains                            (X.XX)         (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                          -------------------------------------------------------------------------
Total dividends                                   (X.XX)         (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                          -------------------------------------------------------------------------
Net asset value,
end of period                                    $XX.XX         $XX.XX         $XX.XX         $XX.XX         $XX.XX
                                          =========================================================================
Total Return (%)                                  (X.XX)          X.XX           X.XX           X.XX           X.XX


Ratios and Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  ($ x 1,000)                                  $XXX,XXX       $XXX,XXX       $XXX,XXX       $XXX,XXX       $XXX,XXX

Ratio of expenses to average
  net assets (%)                                   X.XX           X.XX           X.XX           X.XX           X.XX

Ratio of net investment income/
  (loss) to average net assets (%)                (X.XX)         (X.XX)         (X.XX)         (X.XX)          X.XX

Ratio of expenses to average
  net assets* (%)                                  X.XX           X.XX           X.XX           X.XX           X.XX

Portfolio turnover rate (%)                        X.XX           X.XX           X.XX           X.XX           X.XX




                                                         CITIZENS INCOME FUND 43

Citizens Money Market Fund

Share Class Ticker Symbols:        CUSIP numbers:
Standard      Institutional        Standard      Institutional
WKAXX         WAIXX                174688 705    174688 804

The Fund's Goal and Main Strategies

Goal. The fund seeks current income consistent with safety and liquidity.

Main Strategies. The fund invests exclusively in money market instruments: high-quality, short-term debt obligations issued by U.S. government agencies or by corporations, banks or other financial institutions. These may include asset-backed commercial paper (short-term corporate obligations backed by receivables) and extendible commercial notes (a type of commercial paper whose maturity may be lengthened by the issuer). Although it cannot guarantee that it will do so, the fund seeks to maintain a stable $1.00 share price.

Federal regulations strictly limit the securities a money fund may buy. All securities must either be rated in the top two tiers of credit quality for money market instruments or, if unrated, must be of equivalent quality, as determined by the investment adviser. The fund has a policy of buying only securities in the top tier of credit quality, rather than the permissible top two tiers. (A security that is rated below the top tier by no more than one rating organization can still be considered to be in the top tier if two other rating organizations rate it so).

Federal regulations also state that all securities must pay principal and interest in U.S. dollars, and must have a maturity of 397 days (approximately 13 months) or less. In addition, a money fund must maintain a dollar-weighted average maturity of no more than 90 days.



44 CITIZENS MONEY MARKET FUND

Main Risks to Fund Investors

Money Market Instrument Risks. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible you could lose money by investing in the fund. A change in share price could occur as the result of unusual political, regulatory, market or economic developments, extreme interest rate movements, or as the result of manager error. Generally, money market instruments have less risk than other securities, but also tend to have lower returns than non-money market instruments.

Interest Rate Risks. The fund's yields are affected by current market interest rates. When those rates fall, the fund's yield typically will fall as well.

Credit Risks. If a security's issuer becomes (or is expected to become) less creditworthy, the price of its debt securities typically falls. In some cases, a security may go into default and the issuer may be unable to make timely payments of interest or principal. Any default or decline in credit quality could affect the fund's share price or yield.

Credit risk may affect an individual security, an industry, an economic sector (cluster of related industries) or a particular type of security. Fund investors should bear in mind that the fund does not invest in direct obligations of the U.S. government, and that any government credit protection that applies to securities it owns does not extend to the fund itself.

Inflation Risks. Over any given time period, and particularly over the long term, inflation may erode a substantial portion of the real value of money invested in a money market fund.



                                                   CITIZENS MONEY MARKET FUND 45

Performance

The chart and table below show performance for the fund, which varies over time. All figures assume distributions were reinvested. Past performance may not be an indication of future performance. Year-by-year performance is for Standard shares; performance for other classes would be different.

Annual Total Returns for the calendar years indicated

[bar chart]

STANDARD SHARES

'91    5.57%
'92    3.09%
'93    2.22%
'94    3.24%
'95    5.01%
'96    4.29%
'97    4.44%
'98    4.43%
'99    4.05%
'00    5.47%

[/bar chart]

Best quarter:      1.58%, Q1 `91
Worst quarter:     0.54%, Q2 and Q3 `93   01/01/01 - 07/31/01: 2.52%


Average Annual Returns as of 12/31/00

                                   1 Year     5 Years     Since Inception(1)
================================================================================
Standard Shares                     5.47%       4.53%       4.17% (01/01/91)
Institutional Shares                5.75%        N/A%       5.09% (02/01/96)

For this fund's current seven-day yield, call (800) 223-7010 or go to www.citizensfunds.com.

(1) Although the fund's Standard shares began operation on 8/30/83, complete data is not available for performance prior to 1/1/91.


46 CITIZENS MONEY MARKET FUND

Fees and Expenses

These tables show the costs you should expect to pay as a fund investor.

Shareholder Fees -- paid directly from your investment

Sales Charges and Redemption Fees                                     None
--------------------------------------------------------------------------------

Annual Fund Operating Expenses -- deducted from fund assets

                                                     STANDARD     INSTITUTIONAL
                                                      SHARES         SHARES
================================================================================
Management Fees                                        0.35%          0.35%
--------------------------------------------------------------------------------
Distribution Fees                                       N/A           N/A
--------------------------------------------------------------------------------
Administrative Fee                                     0.10%          0.10%
--------------------------------------------------------------------------------
Other Expenses                                         0.44%          0.25%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                        0.89%          0.70%
--------------------------------------------------------------------------------
Reimbursements/Waivers                                 0.00%          N/A
--------------------------------------------------------------------------------
Net Expenses                                           0.89%          0.70%
--------------------------------------------------------------------------------

Expense Example

This example can help you compare the expenses of this fund to those of other funds. It assumes that operating expenses remain as above, and that any reimbursements or waivers above are in effect for the first year of each period. It also assumes that you invested $10,000, earned a 5% return each year, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses and returns will be different.

                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
================================================================================
Standard Shares                       $91        $284        $493        $1,096
--------------------------------------------------------------------------------
Institutional Shares                  $72        $224        $390        $  871
--------------------------------------------------------------------------------




                                                   CITIZENS MONEY MARKET FUND 47

Financial Highlights

[To be added by amendment]


                                                X/XX/XX-       X/XX/XX-       X/XX/XX-       X/XX/XX-       X/XX/XX-
Standard Shares                                 X/XX/XX        X/XX/XX        X/XX/XX        X/XX/XX        X/XX/XX
====================================================================================================================
Selected Per Share Data
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $XX.XX         $XX.XX         $XX.XX         $XX.XX         $XX.XX

Income/(loss) from investment operations:

     Net investment
       income/(loss)                              (X.XX)         (X.XX)         (X.XX)         (X.XX)            --

     Net realized and
       unrealized gain/(loss)
       from investments                           (X.XX)          X.XX           X.XX           X.XX           X.XX
                                          -------------------------------------------------------------------------
Total from
investment operations                             (X.XX)          X.XX           X.XX           X.XX           X.XX

Less dividends

    Net investment income                          X.XX           X.XX           X.XX           X.XX          (X.XX)

    Net realized gains                            (X.XX)         (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                          -------------------------------------------------------------------------
Total dividends                                   (X.XX)         (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                          -------------------------------------------------------------------------
Net asset value,
end of period                                    $XX.XX         $XX.XX         $XX.XX         $XX.XX         $XX.XX
                                          =========================================================================
Total Return (%)                                  (X.XX)          X.XX           X.XX           X.XX           X.XX


Ratios and Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  ($ x 1,000)                                  $XXX,XXX       $XXX,XXX       $XXX,XXX       $XXX,XXX       $XXX,XXX

Ratio of expenses to average
  net assets (%)                                   X.XX           X.XX           X.XX           X.XX           X.XX

Ratio of net investment income/
  (loss) to average net assets (%)                (X.XX)         (X.XX)         (X.XX)         (X.XX)          X.XX

Ratio of expenses to average
  net assets* (%)                                  X.XX           X.XX           X.XX           X.XX           X.XX

Portfolio turnover rate (%)                        X.XX           X.XX           X.XX           X.XX           X.XX



48 CITIZENS MONEY MARKET FUND


                                                X/XX/XX-       X/XX/XX-       X/XX/XX-       X/XX/XX-       X/XX/XX-
Institutional Shares                            X/XX/XX        X/XX/XX        X/XX/XX        X/XX/XX        X/XX/XX
====================================================================================================================
Selected Per Share Data
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $XX.XX         $XX.XX         $XX.XX         $XX.XX         $XX.XX

Income/(loss) from investment operations:

     Net investment
       income/(loss)                              (X.XX)         (X.XX)         (X.XX)         (X.XX)            --

     Net realized and
       unrealized gain/(loss)
       from investments                           (X.XX)          X.XX           X.XX           X.XX           X.XX
                                          -------------------------------------------------------------------------
Total from
investment operations                             (X.XX)          X.XX           X.XX           X.XX           X.XX

Less dividends

    Net investment income                          X.XX           X.XX           X.XX           X.XX          (X.XX)

    Net realized gains                            (X.XX)         (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                          -------------------------------------------------------------------------
Total dividends                                   (X.XX)         (X.XX)         (X.XX)         (X.XX)         (X.XX)
                                          -------------------------------------------------------------------------
Net asset value,
end of period                                    $XX.XX         $XX.XX         $XX.XX         $XX.XX         $XX.XX
                                          =========================================================================
Total Return (%)                                  (X.XX)          X.XX           X.XX           X.XX           X.XX


Ratios and Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  ($ x 1,000)                                  $XXX,XXX       $XXX,XXX       $XXX,XXX       $XXX,XXX       $XXX,XXX

Ratio of expenses to average
  net assets (%)                                   X.XX           X.XX           X.XX           X.XX           X.XX

Ratio of net investment income/
  (loss) to average net assets (%)                (X.XX)         (X.XX)         (X.XX)         (X.XX)          X.XX

Ratio of expenses to average
  net assets* (%)                                  X.XX           X.XX           X.XX           X.XX           X.XX

Portfolio turnover rate (%)                        X.XX           X.XX           X.XX           X.XX           X.XX


                                                   CITIZENS MONEY MARKET FUND 49

Other Policies and Risks

Change in a fund's investment objective. Each Citizens fund may change its investment objective (goal) as long as the change is approved by the fund's trustees; the fund does not have to seek shareholder approval.

Fundamental Social Research. All Citizens Funds are managed in a fundamentally and socially responsible manner, a mandate that is reinforced by our investment in staff and infrastructure. As part of our social screening process, we seek companies that understand how to operate effectively as part of a global community, to generate profit without exploitation of people, to grow without damaging the environment, and to engage in business while supporting their employees.

Our in-house research team uses a comprehensive approach to screening companies for financial, fundamental and social merit. This combination of financial and social analysis is what we mean by Fundamental Social Research. Citizens Funds believes that the rigorous application of both fundamental and social research -- as a continuum rather than as two separate efforts -- results in the most thorough and effective evaluation of securities for inclusion in our funds. Additional in-depth social research helps us avoid including companies that violate the firm's social screens in any of our funds.

Additional policies affecting these funds. Except where noted, the following policies and risks apply to all funds in this prospectus except the Citizens Money Market Fund:

o Each fund may invest in bonds and other debt securities. For these securities, we measure credit quality at the time we buy a security for a fund. We rely on ratings by recognized independent rating organizations, or, for unrated securities, our own credit analysis. When two independent ratings disagree, we may use the higher one. If a security's credit quality falls, we usually will sell the security unless we determine that it would better serve the fund's interest to keep it.

o In order to have cash for processing shareholder and portfolio transactions and for paying operating expenses, a fund typically invests a portion of assets in cash equivalents, such as money market instruments or other high quality, short-term, liquid obligations. Under special circumstances -- such as in order to reduce or avoid concentration in an industry or issuer or because of unusual market conditions -- a fund may temporarily place up to 100% of net assets in cash equivalents, or may otherwise depart from its stated investment strategy (in the case of Core Growth Fund, this means that the fund may temporarily deviate from the content or weightings of the Citizens Index). To the extent that a fund departs from its usual investment strategy, it increases the risk that it won't achieve its goal. Also, to the extent that an index fund invests any of its assets in cash equivalents, these investments may reduce the extent to which the fund tracks its index.



50 OTHER POLICIES AND RISKS

o To the extent that a fund's investments involve exposure to European financial markets, the fund could be adversely affected if the conversion of local currencies to the euro does not go as planned, is not completed on schedule by 7/1/02, or if a participating country withdraws. The dollar value of the euro has fallen since it was introduced in 1999.

o To a limited extent, the Small Cap Core Growth, Global Equity and International Growth funds may invest in initial public offerings (IPOs). IPOs may be especially volatile because they have no trading history, and information about their issuers may be limited. Because shares of desirable IPOs are hard to obtain, IPOs typically contribute more to fund performance when a fund is small, and less as it grows larger. IPOs may have significantly affected a fund's past performance, and may affect its future performance. As discussed earlier, the Emerging Growth Fund may invest in IPOs to a greater extent.

Statement of Additional Information (SAI). More information about the strategies and risks of the funds appears in the Statement of Additional Information (SAI). To obtain an SAI, see the back cover of this prospectus. Investors should understand that the funds are not required to follow all of the investment techniques described in this prospectus or the SAI, and may not invest in all permitted types of securities.



                                                     OTHER POLICIES AND RISKS 51

Management of the Funds

The Investment Adviser

The investment adviser for Citizens Funds since it began operations in 1982 is Citizens Advisers, Inc., 230 Commerce Way, Portsmouth, NH, 03801. Citizens Securities, Inc., a subsidiary of Citizens Advisers, serves as Citizens Funds' distributor. Citizens Funds, Citizens Advisers and Citizens Securities are not affiliated with any bank.

As the investment adviser, Citizens Advisers has overall responsibility for the management of each fund's portfolio. Citizens Advisers determines which companies meet the funds' social and environmental criteria and are therefore carried on our "Approved List"of investments. Citizens Advisers has day-to-day responsibility for managing the Citizens Core Growth Fund, Citizens Small Cap Core Growth Fund, Citizens Income Fund, and Citizens Money Market Fund. At its own expense, Citizens Advisers has engaged various subadvisers to handle the day-to-day management of certain funds, as described below.

Citizens Advisers also is responsible for a wide variety of administrative duties for the funds under a separate administrative and shareholder services contract that provides for reimbursement of out-of-pocket expenses, as well as fees for services rendered. Citizens Advisers performs some of these services directly and subcontracts with third parties for others.

Fees paid to the adviser(1). As payment for providing the funds with investment advisory and administrative services, Citizens Advisers, Inc. received the following fees from each fund and share class during the most recent fiscal year:

                               % OF AVG.
FUND                           NET ASSETS
-----------------------------------------
Core Growth                      0.60%
-----------------------------------------
Emerging Growth(2)               1.10%
-----------------------------------------
Small Cap Core Growth            0.60%
-----------------------------------------
Global Equity                    1.10%
-----------------------------------------
International Growth             1.15%
-----------------------------------------
Income                           0.75%
-----------------------------------------
Money Market                     0.45%
-----------------------------------------

Because the Citizens Value Fund did not exist in its current form until after the fund's most recent fiscal year, it did not pay any fees to Citizens Advisers during that period.


(1) For the fiscal year ending June 30, 2002, the fund is paying the investment adviser, in addition to other fees disclosed elsewhere in this prospectus and in the table above, a shareholder service fee. For all fund classes except the Citizens Core Growth Fund Standard shares, the fee is based on the number of accounts. For the Citizens Core Growth Fund Standard shares, the fee is a percentage of average annual net assets, and may be as high as 0.35% of assets, but will be 0.25% for the fiscal year ending
     June 30, 2002.

(2) The adviser voluntarily waived 0.10% of its fee when the fund's monthly average net assets exceeded $100 million. For the fiscal year ended June 30, 2001, investment advisory and administrative services fees paid to Citizens Advisers, Inc. was 1.03%.


52 MANAGEMENT OF THE FUNDS

The  Subadvisers

Seneca Capital Management LLC and its predecessor firm have been the subadviser for the Citizens Emerging Growth Fund since its inception in 1994. The predecessor firm, GMG/Seneca Capital Management, was founded in 1990. Phoenix, Duff and Phelps became Seneca Capital Management's majority owner in 1997. Seneca Capital Management is located at 909 Montgomery Street, San Francisco, CA and manages more than $XXX billion.

Clemente Capital, Inc. has been the subadviser for the Citizens Global Equity Fund since its inception in 1994 and the Citizens International Growth Fund since its inception in 2000. Organized in 1979, Clemente Capital is jointly owned by Lilia Clemente, Wilmington Trust (Wilmington, DE), and Diaz-Verson Capital Investments, Inc. (Columbus, GA). Located at Carnegie Hall Tower, 152 West 57th Street, New York, NY, the firm manages more than $XXX million, including a closed-end fund that trades on the New York Stock Exchange.

Meyers Capital Management, LLC has been the subadviser for the Citizens Value Fund since September 2001, and was the adviser for the fund's predecessor, the Meyers Pride Value Fund, since that fund's inception in 1996. Organized in 1996, Meyers Capital Management is located at 8901 Wilshire Boulevard, Beverly Hills, CA and manages approximately $XX million. The firm's majority owner is Shelly J. Meyers. For the fiscal year ended 5/31/01, the Meyers Pride Value Fund paid Meyers Capital Management advisory fees of X.XX% of that fund's average net assets.

Fees paid to the subadvisers. Citizens Advisers, Inc. pays the subadvisers for their services in handling the day-to-day management of the funds described above.

Potential changes in subadvisory relationships. The funds intend to apply to the SEC for exemptive relief (which it may or may not grant) that would allow the funds to make certain changes with respect to subadvisers with the approval of the funds' trustees but without seeking shareholder approval. These changes could include replacing subadvisers, employing additional subadvisers, amending the terms of existing subadvisory agreements, or extending a subadvisory agreement beyond the point where it otherwise would have ended.


                                                     MANAGEMENT OF THE FUNDS 53

Investment Team Leaders
for Each Fund

Citizens Core Growth Fund
-------------------------

Team Leader (since inception):
Sophia Collier

     Principal Owner and Chair, Citizens
     Advisers

     Former President, Citizens Funds and
     Citizens Advisers (1991 - 1998)


Citizens Emerging Growth Fund
-----------------------------

Team Leader (since inception):
Richard Little, CFA

     Vice President, Seneca Capital
     Management (subadviser)

     Over 30 years' experience in investments;
     with Seneca since 1990

     Former Senior Vice President, NatWest
     Securities (1987 - 1989)


Citizens Small Cap Core Growth Fund
-----------------------------------

Team Leader (since 11/01):
Jeffrey Schappe, CFA

     Vice President, Director of Research,
     Citizens Advisers

     Former Senior Vice President, Director of
     Equity Research, George K. Baum & Co.
     (1998 - 2000)

     Former Senior Portfolio Manager, Conseco
     Capital Management (1991 - 1998)


Citizens Value Fund
-------------------

Team Leader (since inception):
Shelly J. Meyers, MBA, CPA

     Chief Executive Officer and President,
     Meyers Capital Management (subadviser)

     Former Assistant Vice President,
     Institutional Asset Management, The
     Boston Company (1993 - 1996)


Citizens Global Equity Fund
---------------------------

Team Leader (since inception):
Lilia Clemente, CFA

     Founder, Chairman, Chief Executive
     Officer, Clemente Capital (subadviser)

     Former Director of Investment Research
     and Assistant Treasurer, Ford Foundation
     (1969 - 1976)

Effective 8/01 the fund is managed by
Clemente Capital's investment committee

Citizens International Growth Fund
----------------------------------

Team Leader (since inception):
Lilia Clemente, CFA

See biographical information under "Citizens Global Equity Fund"

Effective 8/01 the fund is managed by Clemente Capital's investment committee

Citizens Income Fund
--------------------

Team Leader (since 12/00):
Susan Kelly

     Portfolio Manager, Citizens Advisers

     Former Assistant Portfolio Manager,
     John Hancock Advisors (1997 - 2000)

     Former Assistant Portfolio Manager and
     Assistant Vice President, Smith Barney
     (1990 - 1997)


Citizens Money Market Fund
--------------------------

Team Leader (since 3/00):
Susan Kelly

See biographical information under "Citizens Income Fund"



54  MANAGEMENT OF THE FUNDS

Your Account

Classes of Shares

As noted in the fund descriptions, some of the funds in this prospectus offer more than one share class. All classes of all Citizens Funds are no-load, meaning that they have no sales or redemption charges.

Standard Class shares are designed for individual investors. Institutional and Administrative Class shares are designed for institutional investors, but may be made available to individual investors through various retirement plans or other investment programs. Institutional and Administrative shares may also be appropriate for individuals who are investing $1 million or more. The main points of the share classes are described at right.

Standard Class Shares
---------------------

Minimum Initial Investment and
Minimum Balance

     $2,500 for regular accounts; $1,000 for IRA, UGMA/UTMA and Automatic Investment Plan (AIP) accounts

Minimum Additional Investment

     $50 for all accounts, including AIP

Distribution (12b-1) Fee

     0.25% of average net assets annually (does not apply to Citizens Money Market Fund)

Institutional Class Shares
--------------------------

Minimum Initial Investment and
Minimum Balance

     $1 million (or less, at Citizens Funds' discretion)

Minimum Additional Investment

     No minimum

Distribution (12b-1) Fee

     None

Administrative Class Shares
---------------------------

Minimum Initial Investment and
Minimum Balance

     $1 million (or less, at Citizens Funds' discretion)

Minimum Additional Investment

     No minimum

Distribution (12b-1) Fee

     0.25% of average net assets annually

                                                                 YOUR ACCOUNT 55

Distribution fees. Under Citizens Funds' Distribution Plan, Standard and Administrative shares pay fees to Citizens Securities and others who provide distribution or administration services to the funds. These services may include advertising, marketing, and commissions to outside brokers. Because these fees are paid out of fund assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Policies for accounts with below-minimum balances. If your balance falls below the minimum for your share class (as noted on the previous page), a fund may take certain steps to address the situation:

     Standard shares: A fund may charge you $3 a month in any month when your balance is below the minimum. If you fail to bring your balance up to the minimum level, the fund may give you 30 days' notice to do so, and if you do not, the fund may close your account and mail you the proceeds. This policy also applies to inactive Automatic Investment Plan accounts.

     Institutional and Administrative shares: Each fund reserves the right to convert an account to Standard shares, subject to 30 days' notice from the fund that you must increase your balance to above the minimum.

How to Buy Shares

Buying shares directly. It's easy to buy shares in any Citizens Fund. To open a new account, place your order in writing by sending in a completed account application and your payment. To buy shares in an existing account, you can place your order in writing, online at www.citizensfunds.com, by calling (800) 223-7010, by using our automated phone service, or by speaking with a customer service representative.

When buying shares, you may pay by check, by exchange from another Citizens Fund, or by wire. All checks must be made payable to "Citizens Funds"; we cannot accept checks that are payable to anyone else and signed over to us. We do accept foreign checks that are payable in U.S. dollars, but shares that are purchased with these checks may be held in escrow for at least 20 days. Citizens Funds reserves the right to reject any order to purchase shares.

Buying shares through a "fund supermarket." Citizens Funds are available through many popular fund supermarkets, including Charles Schwab's Mutual Fund OneSource(R) and Fidelity Investments FundsNetwork(R).

Buying shares through a broker-dealer. Many broker-dealers offer Citizens Funds, in some cases as part of a fee-based investment program. For investors who prefer to invest with the guidance of a financial professional, buying shares through a broker-dealer may be the preferred choice. In part because of the services broker-dealers offer, you may pay more in fees when investing through a broker-dealer.

56 YOUR ACCOUNT

How to Sell Shares

Selling shares by phone. We offer a Telephone Exchange and Redemption option on your account application. Under this option, you can call and tell us how much you want to sell (redeem). In most circumstances, you can sell as much as $100,000 in shares this way.

If you select the Telephone Exchange and Redemption option, you should be aware it may increase the risk of error or fraud. For added security, you may provide us with a Personal Identification Number (PIN), which must be verified before any telephone transaction (including balance inquiries) can be processed. For your protection, we record all telephone calls. As long as we follow these precautions and we reasonably believe that the instructions we receive are authorized, neither Citizens Funds, the funds' investment adviser or the funds' transfer agent will be responsible for any losses that result.

During periods of unusual market activity, severe weather or other abnormal circumstances, it may be hard to reach us by telephone. In these cases, please consider conveying your instructions using the "Account Access" section at www.citizensfunds.com, through our automated phone service, or in writing.

Selling shares online or by automated phone service. When you sign up for (and have activated) your Telephone Redemption and Exchange option, you automatically have the ability to send orders to sell shares online at www.citizensfunds.com or by calling our automated phone service at (800) 223-7010.

Selling shares in writing. Any order to sell shares can be sent to us in writing at any time. Certain types of orders can only be accepted in writing, and must have a Medallion Signature Guarantee (see below). These include:

     all orders to sell shares that are worth more than $100,000 all exchanges between accounts that do not have identical titles all orders to sell shares in accounts whose name or address has been changed within the last 30 days all orders to sell shares where the proceeds are being sent to a different address than the one on the account at our discretion, any other order

Contacting Us With Your Orders
--------------------------------------------------------------------------------
Regular U.S. Mail:
Citizens Funds
PO Box 182456
Columbus, OH 43218-2456

A postpaid business reply envelope with this address is provided with this prospectus.

Overnight Delivery:
Citizens Funds
3435 Stelzer Road
Columbus, OH 43219

Use this address for FedEx, UPS, Airborne and other express delivery services, including U.S. Post Office Express Mail.

Wire Transfers:
Citizens Funds
c/o Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, OH 45263

Routing number: 042000314
For further credit
A/C number: 999-44-975

You will also need to provide your name, account number, and the name of the fund you wish to invest in.

Telephone:
(800) 223-7010


                                                                 YOUR ACCOUNT 57

Selling shares through a broker-dealer. You may sell your shares through participating broker-dealers (who may charge a fee for this service). Some broker-dealers have arrangements with Citizens Funds that allow them to place orders to sell shares by phone or electronically. If you bought your shares through a broker-dealer or other intermediary, you may need to sell them through that same entity.

Selling shares by check. Checkwriting is available for Citizens Money Market Fund. You receive 20 checks when you invest in this fund, and are charged $0.50 for each check you write.

Medallion Signature Guarantees. A signature guarantee is evidence that the signature on your written order is genuine. These are available from most banks, credit unions and broker-dealers, but you cannot get one from a notary public. Not all written orders need a signature guarantee, but to avoid delays, it's a good idea to obtain a Medallion Signature Guarantee for all written orders to sell shares. Questions? Call (800) 223-7010.

In addition to the types of orders described above, certain changes to your account need a Medallion Signature Guarantee, including:

     Any change to your account title

     Adding or changing your pre-designated wire or Automated Clearing House
     (ACH) instructions

     Setting up or changing a systematic withdrawal plan

We may require further documentation from corporations, fiduciaries, retirement plans or institutional investors.

Proceeds from selling shares. When you sell shares, you have a choice of how you receive the proceeds. You can transfer the money into a different account at Citizens Funds, have a check mailed to you, or have the money electronically transferred into a pre-designated bank account. An electronic transfer using the Automated Clearing House (ACH) takes three days and is free. Federal Funds wire service is typically next-day, but you will be charged a fee to send a wire transfer (see table in "Investor Services"), and your bank may charge a fee to receive it. Proceeds normally go out the next business day after we receive a request. You will earn dividends up through the date we receive your redemption request.

We reserve the right to wait up to seven business days before paying the proceeds when you sell shares. If you are selling shares that you recently bought by check, the proceeds may be delayed until your investment check clears; this may take up to 15 days from the date of purchase. You can avoid the risk of these delays if you invest by wire.

The funds' business hours. The funds are open for business each day the New York Stock Exchange (NYSE) is open. You may buy or sell shares on any business day.

Each fund calculates the value of its shares immediately following the close of the NYSE. The NYSE typically closes at 4 p.m. Eastern Time, but on occasion may close earlier.


58 YOUR ACCOUNT

How the funds price their shares. To calculate a fund's share price, or Net Asset Value (NAV), we add up the fund's total assets, subtract its liabilities, and then divide by the number of shares outstanding.

We generally use market prices to value securities. If a market quotation for a given security is unavailable, or if the adviser or a fund's sub-adviser believes an available quote does not accurately reflect the current value of a security, the adviser will fairly value that security in good faith, using the policies established by the funds' Board of Trustees.

Cost of shares when you buy or sell. When you buy shares in one of our funds, your transaction will go through at the next share price calculated for that fund after we receive your payment.

When you sell shares in one of our funds, your transaction will go through at the next share price calculated for that fund after your redemption request, in proper form, has been received.

Timing of orders placed through broker-dealers. If you place an order with one of our authorized brokers, or their intermediaries, we will consider the order to have been accepted by us at the time it is accepted by them.

Redemption in kind. Each fund will normally redeem shares for cash, but when the redemption is for more than $250,000, a fund may honor some or all of the redemption price with portfolio securities, which may cost a shareholder money in order to convert into cash.

Investor Services

Services. As part of our commitment to your investment success, we offer a full range of investor services:

     Tax-Advantaged Retirement Plans. These include traditional and Roth IRAs, SEP and SIMPLE IRAs, and 403(b) plans. Citizens Funds can also be offered as an option in 401(k) and 457 plans. Rollover and transfer services are available to make it easy to transfer existing retirement assets to a Citizens Funds account.

     Automated Investment Plans. These make it easy to invest on a disciplined schedule and avoid the temptation to time the market. Simply check off the appropriate box on your account application, provide the bank information requested, and tell us the amount and schedule of the investments and the fund of your choice. We'll do the rest.

     Systematic Withdrawal Plan. Send us a written request and we'll set up this plan to automatically redeem a portion of your shares and make a regular monthly, quarterly or annual payment on your behalf.

     Payroll Deduction. This service allows you to set up regular investments in Citizens Money Market Fund through a payroll deduction. Call for more information and to find out how easy it can be to set up a direct payroll deposit. For more information on any of our investor services, please call our Shareholder Service Center at (800) 223-7010.

     The E fund(R)Account. Citizens Money Market Fund offers an optional transaction account, the E fund Account, which is available through Citizens Funds' distributor, Citizens Securities. The E fund Account


                                                                 YOUR ACCOUNT 59
     offers enhanced transaction features such as free check writing and a MasterCard(R) debit card that you can use to get cash at automated teller machines (ATMs) or make purchases at any location that accepts MasterCard debit cards. The annual fee is $35.

     Exchange privilege. You may exchange at any time from one Citizens Fund to another. Simply call or write with your request. Keep in mind that the investment minimums and monthly minimum balance fee still apply with all exchanges.

     Because excessive trading can lower a fund's performance and harm other shareholders, we reserve the right to suspend or terminate (with advance notice) the exchange privilege of any investor who makes excessive use of the privilege, which we define as more than five exchanges within a one-year period. We may also restrict or refuse exchanges that appear to us to be part of a pattern of "market timing" or other simultaneous orders affecting significant portions of a fund's assets. Shareholders who abuse the exchange privilege may lose their exchange privileges or have their account closed. If you lose your exchange privileges, you can still keep or sell your shares.

     We also reserve the right to close your account for any lawful reason, including, but not limited to, reasonable suspicion of fraud or other illegal activity in connection with the account.


Costs for services
--------------------------------------------------------------------------------

The following table outlines most of the fees associated with our services and with account activity and maintenance.

Below minimum balance                   $3 per month

Yearly IRA/403b fee                     $10 per account, to a maximum of
                                        $20 (waived for total IRA/403b
                                        balances of $25,000 and higher, and
                                        total account balances of $50,000
                                        and higher).

Close out IRA account                   $15

Returned check                          $20

Returned ACH Payment                    $15

Send wire transfer (US)                 $10

Send wire transfer (foreign)            $20

Checkwriting                            $0.50 per check
                                        (waived on E fund Account)

Stop payment                            $10

E Fund Account checks                   First 20 are free; box of 200, $15.95

ATM withdrawal                          $0.65

Cash  withdrawal  at bank               $2.50

E Fund Account debit card replacement   $10

Duplicate statements, checks and
tax forms                               Documents from 1/1/00 or later,
                                        $2 each (free for automated phone line
                                        requests); for earlier documents,
                                        prices vary

60 YOUR ACCOUNT

Dividends and Distributions

The funds intend to distribute substantially all of their net investment income and capital gains to shareholders each year.

Normal frequency of dividends and distributions. For all of our equity funds, distributions of capital gains (both long-term and short-term) and investment income normally are declared and paid once a year. For Citizens Income Fund, dividends of investment income normally are declared and paid monthly, and capital gains are distributed once a year. Citizens Money Market Fund declares dividends daily, pays them monthly, and expects to make no capital gains distributions. A fund won't declare a dividend or distribution if it has no net income or capital gains, and it may make additional distributions at any time if tax considerations make it necessary.

Receiving your dividends and distributions. You can receive your dividends and distributions in one of four ways:

     automatically reinvested in additional shares of the same fund automatically invested in another Citizens Fund of your choice sent to you by check

     electronically transferred to your bank account (via ACH)

If you don't give us other instructions, your account will be set up for automatic reinvestment. Your dividends and distributions will be used to buy additional shares of the same fund, at the NAV calculated on the date the dividends or distributions are paid.

Information regarding dividends and other distributions will be included on your statement.

Tax Information

The following discussion generally describes the tax considerations pertinent to an investor in a fund who is an individual taxpayer. These considerations may not be relevant if you are investing through a tax-deferred account, such as an IRA, SEP or 401(k) account. Because each investor's tax situation is unique, we suggest that you consult your tax adviser for further information.

Taxability of dividends and distributions. You generally will be subject to federal income tax (and any state or local taxes) on the distributions you receive from a fund, regardless of whether you take them in cash or reinvest them in additional shares.

Distributions paid from ordinary investment income and short-term capital gains are generally taxable as ordinary dividends. Distributions designated as capital gain dividends (paid from long-term capital gains) are treated as long-term capital gains for federal tax purposes. Each January, we will send you a statement that describes the federal tax status of the dividends and distributions paid to you during the previous calendar year.

"Buying a dividend." If you purchase shares just before a fund makes a distribution, you will pay the full purchase price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is known as "buying a dividend." If you wish to avoid this, you may want to check to see when the fund's next anticipated distribution is. This is not a concern for investments made through tax-deferred accounts or for investments in Citizens Money Market Fund.


                                                                 YOUR ACCOUNT 61

Tax on dispositions of fund shares. Redeeming (selling) fund shares and exchanging them for shares of another Citizens fund generally are considered taxable events. Depending on how much you paid for the shares you are selling or exchanging, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions. This is not a concern for shares held in tax-deferred accounts.

Federal income tax withholding. The backup withholding rules generally require the funds to withhold 30.5% of your taxable distributions and redemption proceeds (except for redemptions by Citizens Money Market Fund) if you do not provide the appropriate information and certifications, including your taxpayer identification number. The backup withholding rate will be reduced to 30.0% on January 1, 2002.

If you are neither a citizen nor a resident of the U.S., each fund will generally withhold U.S. federal income tax equal to 30% of your taxable distributions and, in certain circumstances, redemption proceeds. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply appropriate documentation.


62 YOUR ACCOUNT

                                     Notes

To Learn More

Additional documents are available that can help you learn more about these funds:

Statement of Additional Information (SAI) -- contains more detailed information about the management and operations of the funds. The SAI is incorporated by reference into this prospectus (meaning it is legally part of it).

Annual and Semi-Annual Reports to Shareholders -- issued every six months, shareholder reports contain performance figures and discussions of the market conditions and investment strategies that significantly affected the funds' performance during the report period.

You can receive a copy of the current SAI and shareholder report without charge by calling (800) 223-7010 or by visiting our web site at www.citizensfunds.com.

Information about Citizens Funds, including the current SAI and shareholder report, are also available from the SEC through a variety of methods. You can:

     find them on the Internet at www.sec.gov

     have copies sent to you (after paying a copying fee) by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102

     view and copy them in person at the SEC's Public Reference Room in Washington, D.C.; for more information, call (202) 942-8090

SEC File No. 811-3626



                                [LOGO] CITIZENS
                                       FUNDS(R)
                                 (800) 223-7010
                             www.citizensfunds.com

 Citizens Funds are available through such popular mutual fund supermarkets as
                    Charles Schwab's Mutual Fund OneSource(R)
                   and Fidelity Investments FundsNetwork(R).

                             Citizens Index(SM)is a
                      trademark of Citizens Advisers, Inc.
                   Citizens Fund(R) and E fund(R) are registered
                     trademarks of Citizens Advisers, Inc.

                      Transfer and Dividend Paying Agent:
                  BISYS, 3435 Stelzer Road, Columbus, OH 43219

                             (C)2001 Citizens Funds

         [recycle logo] Printed on recycled paper with soy-based inks.

                                                                      PROS 11-01

                                Citizens Funds(R)

                       Statement of Additional Information
                                November 1, 2001


         This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Citizens Funds' Prospectus dated November 1, 2001. A copy of the current Prospectus can be obtained by calling (800) 223-7010, by writing Citizens Funds, 230 Commerce Way, Portsmouth, New Hampshire 03801 or by visiting the Citizens Funds Internet site at www.citizensfunds.com. This SAI and the Prospectus may be amended or supplemented from time to time.

         Certain disclosure has been incorporated by reference into this SAI from the Citizens Funds' annual report. For a free copy of the annual report, please call (800) 223-7010.

                                Citizens Funds(R)

                         Citizens Core Growth Fund (SM)
                       Citizens Emerging Growth Fund (R)
                    Citizens Small Cap Core Growth Fund (SM)
      Citizens Value Fund (SM) (formerly known as Meyers Pride Value Fund)
                         Citizens Global Equity Fund(R)
                     Citizens International Growth Fund (SM)
                             Citizens Income Fund(R)
                         Citizens Money Market Fund (SM)

Table of Contents                                                           Page

Citizens Funds.................................................................
Investment Strategies, Risks and Fundamental and Non-Fundamental Policies .....
Trustees, Officers and Beneficial Owners.......................................
Investment Advisory and Other Services.........................................
Brokerage Allocation and Soft Dollars..........................................
Ownership of Shares and Shareholder Rights.....................................
How We Value Fund Shares.......................................................
Tax Matters....................................................................
How We Calculate Performance...................................................
Financial Statements...........................................................
Appendix A:  Description of Ratings............................................

Citizens Funds

       Citizens Funds (the "Trust"), a Massachusetts business trust organized on November 19, 1982, is an open-end investment company registered under the Investment Company Act of 1940, as amended ("1940 Act") as a diversified management company. Citizens Funds presently consists of eight separate series, each with its own investment objective, assets and liabilities: Citizens Money Market Fund (inception date 8/30/83), Citizens Income Fund (inception date 6/10/92), Citizens Emerging Growth Fund (inception date 2/8/94), Citizens Global Equity Fund (inception date 2/8/94), Citizens Core Growth Fund (inception date 3/3/95), Citizens Small Cap Core Growth Fund (inception date 12/28/99), Citizens International Growth Fund (inception date 12/20/00) and Citizens Value Fund (inception date 09/_ / 01). On ______, 2001, shareholders of the Meyers Pride Value Fund approved its reorganization into the Citizens Value Fund, a newly-created series of the Trust, effective _________, 2001. Unless otherwise noted, all historical fees, expenses and performance set forth herein or in the prospectus relating to the Citizens Value Fund for periods prior to the inception of the Citizens Value Fund relate to the Meyers Pride Value Fund.

       On May 28, 1992 the Trust, which had operated as a money market fund since 1983, changed its name from Working Assets Money Fund to Working Assets Common Holdings. On October 5, 1995 the Trust changed its name from Working Assets Common Holdings to Citizens Investment Trust, and on July 14, 1998 it changed its name to Citizens Funds. Each of the series of Citizens Funds is referred to herein as a "Fund," or, collectively, the "Funds."

       This Statement of Additional Information relates to each series of the Trust and to Standard, Administrative and Institutional Class shares.


Investment Strategies, Risks and Fundamental and Non-Fundamental Policies

Investment Strategies and Risks

       In addition to the principal investment strategies and risks described in the Prospectus, Citizens Funds will from time to time employ other investment strategies that are described below.

       The Funds may, but need not, invest in any or all of the investments and use any or all of the investment techniques described below and in the Prospectus. The choice of investments and use of investment techniques depend on, among other things, a particular Fund's investment strategies, conditions and trends in the economy and financial markets and investments being available on terms that are acceptable to the Fund.

Preferred Stock

       Each Fund (other than Citizens Money Market Fund) may invest in preferred stocks. Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the company's board of directors, but do not participate in other amounts available for distribution by the company issuing the preferred stock. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Convertible Securities

       Each Fund may invest in convertible securities. A convertible security is a security (a bond, debenture, note, preferred stock or other security) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

       In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

       The Citizens Value Fund will limit investments in convertible securities to those generally considered to be "investment grade" debt securities, which are defined as being rated BBB or higher by Standard & Poor's Corporation ("S&P") or Baa or higher by Moody's Investor Services ("Moody's"), or the equivalent of an investment grade rating by another rating agency. A description of ratings is contained in Appendix A.

Derivative Securities

       Derivative securities such as futures, options and warrants are financial instruments whose values depend on or derive from underlying investments, indexes or currencies. The Funds may use derivative securities to hedge against changes in interest rates, foreign currency exchange rates, changes in securities prices or other factors affecting the value of their investments. Each Fund will maintain segregated accounts consisting of liquid assets (or, as permitted by applicable regulations, enter into certain offsetting positions to cover its obligations under derivatives transactions). Derivatives involve special risks and may result in losses.

       Options. Each Fund, other than Citizens Money Market Fund, may from time to time buy and write (sell) options on securities, securities indexes, and foreign currencies that are traded on recognized securities exchanges and over-the-counter markets. The value of options is determined by the performance of the underlying financial benchmarks or indexes to which they are tied. A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until or on a certain date (the expiration date). A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until or on the expiration date. The premium that a Fund pays or receives for buying or writing a call or put option is deemed to constitute the market value of the option at the time of purchase or sale. Aggregate premiums paid for put and call options will not exceed 5% of a Fund's total assets at the time of each purchase. The premium that a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period.

       Futures Contracts. Each Fund, other than Citizens Money Market Fund, may purchase or sell futures contracts (including index futures) and options on futures contracts. These contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

       Warrants. Each Fund, other than Citizens Money Market Fund, may invest in warrants. Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. Such warrants are typically held on a Fund's books at zero value when market quotations are unavailable, as the value of these warrants can only be realized upon their exercise.

       Structured Securities. Each Fund, other than Citizens Money Market Fund, may purchase structured securities, such as interest-only strips or similar vehicles where one or more of the rights within the underlying securities has been traded through the financial markets for a different right or series of rights. In the most extreme cases, some classes of stripped mortgage-backed securities may receive only interest payments (called IOs because they receive interest only) and other classes of stripped mortgage-backed securities may receive only principal payments (called POs because they receive principal only).

       Risks. The use of derivative securities depends on the Fund manager's or a sub-adviser's ability to predict correctly the direction of interest rates, securities prices or other factors. Risks include:

o the risk that interest rates, securities prices or other factors do not move in the directions being hedged against, in which case the Fund will have incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefits;

o an imperfect correlation between the price of derivatives and the movements of the securities prices, interest rates or currency exchange rates being hedged;

o the possible absence of a liquid secondary market for any particular derivative at any time;

o the potential loss if the counter party to the transaction does not perform as promised; and

o the possible need to defer closing out certain positions to avoid adverse tax consequences.

       Options may present additional risks because the Fund managers may determine that exercise of the option will not benefit the Fund, and therefore the amount invested to acquire the option will be lost. Also, the Fund may be required to purchase at a loss a security on which it has sold a put option.

       Warrants tend to be more volatile than the underlying securities on which they are based and cease to have value if they are not exercised prior to their expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of the underlying securities.

       Structured Securities, or Strips may be affected by changes in interest rates. The value of an interest-only strip generally will go down as interest rates go up. A rapid rate of principal payments (including prepayments) may cause an interest-only strip to mature before a Fund receives the money it initially invested in the security. This may happen if interest rates go down. A Fund's ability to collect interest payments also will end if an interest-only strip defaults. Conversely, a Fund's investment in principal-only strips may be adversely affected by a lower than expected rate of principal payments (including prepayments) on the underlying pool of mortgage loans. A lower rate of principal payments (including prepayments) effectively extends the maturity of a principal-only strip, making it worth less money in today's dollars. Securities with longer maturities are more susceptible to changes in interest rates. Changes in interest rates affect the value of principal-only strips more than traditional mortgage-backed securities or other debt obligations that pay interest at regular intervals.

Repurchase Agreements

       The Funds may also enter into repurchase agreements with primary dealers or banks which are members of the Federal Reserve, secured by instruments issued or guaranteed by agencies or instrumentalities of the U.S. Government, the values, including accrued interest, of which are equal to or greater than 102% of the value of the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the particular Fund, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Fund, together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on securities collateralizing the repurchase.


       The Trust requires all vendors of repurchase agreements to deliver collateral in the applicable Fund's name in the form of instruments issued or guaranteed by agencies or instrumentalities of the U.S. government equal to 102% of the value of any repurchase agreement. However, it is important to note that while repurchase agreements may be a useful tool in managing a Fund, they do have greater risk than directly investing in securities. If a bank or stockbroker becomes bankrupt, or otherwise defaults after selling a Fund a repurchase agreement, the Fund may suffer some delay and expense in liquidating the securities, decline in the value of the securities and loss of principal or interest.


Foreign Securities

       Each Fund, other than Citizens Money Market Fund, and especially the Citizens Global Equity Fund and the Citizens International Growth Fund, may invest in foreign securities that meet the Trust's social and financial criteria. For the Citizens Value Fund, such securities must be publicly-traded in the United States in the form of American Depository Receipts (ADRs) or similar instruments that are traded in United States dollars. Investing in foreign securities generally presents a greater degree of risk than investing in domestic securities due to possible exchange rate fluctuations or controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war or expropriation. A Fund's share price will tend to reflect the movements of the different securities markets in which they are invested and, to the degree not hedged, the foreign currencies in which investments are denominated. As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. Under certain circumstances - such as where a Fund believes that the applicable exchange rate is unfavorable at the time the currencies are received or anticipates, for any other reason, that the exchange rate will improve - the Fund may hold such currencies for an indefinite period of time. A Fund may also hold foreign currency in anticipation of purchasing foreign securities. While the holding of currencies would permit the Fund to take advantage of favorable movements in the applicable exchange rate, such strategy also would expose the Fund to risk of loss if exchange rates move in a direction adverse to the Fund's position. Such losses could reduce any profits or increase any losses sustained by the Fund from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.


       Each Fund (other than the Citizens Money Market Fund) may invest in foreign companies through investments in American Depositary Receipts (ADRs). These securities are not usually denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. ADRs are subject to many of the same risks that apply to other investments in non-U.S. securities.


         The Funds (other than the Citizens Money Market Fund) may invest in issuers located in emerging markets countries. All of the risks of investing in non-U.S. securities are heightened by investing in emerging markets countries. Shareholders should be aware that investing in the equity and fixed income markets of emerging markets countries involves exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. Such markets often have provided greater risks to investors. These heightened risks include (i) greater risks of expropriation, confiscatory taxation and nationalization, and less social, political and economic stability; (ii) the small current size of markets for securities of issuers based in emerging markets countries and the currently low or nonexistent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures. Such characteristics can be expected to continue in the future.


When-Issued Securities

       Each Fund, other than Citizens Money Market Fund, may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, in many cases, a Fund will take delivery of securities it has purchased on a when-issued basis. When a Fund commits to purchase a security on a when-issued or forward delivery basis it will follow procedures consistent with current policies of the Securities and Exchange Commission (SEC) concerning such purchases. Since those policies currently recommend that an amount of a fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Trust intends that a Fund will always have cash, short-term money market instruments or high quality debt securities sufficient to cover any commitments or to limit any potential risk. However, although the Trust does not intend to make such purchases for speculative purposes and intends to adhere to current regulatory policies with respect to such purchases, purchases of securities on such a basis may involve more risk than other types of purchases. For example, a Fund may have to sell assets that have been set aside to cover its commitments in order to meet redemptions. Also, if Citizens Advisers, Inc. (the "Adviser" or "Citizens Advisers") or a sub-adviser were to determine that it is necessary to sell the when-issued or forward delivery securities before delivery to a Fund, the Fund may incur a loss because of market fluctuations since the time the commitment to purchase the securities was made. When the time comes to pay for when-issued or forward delivery securities, a Fund will meet its obligations from the then-available cash flow on the sale of securities or, although it would not normally expect to do so, from the sale of the when-issued or forward delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).


Private Placements and Illiquid Investments

       Each Fund may invest up to 15% of its net assets (up to 10% of net assets for the Citizens Money Market Fund) in securities for which there is no readily available market, such as securities subject to contractual restrictions on resale. Illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to determine a market value for illiquid securities. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.


Rule 144A Securities

       Each Fund may purchase securities that are not registered (restricted securities) under the Securities Act of 1933, as amended (the "Securities Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. Restricted securities, which may be traded pursuant to Rule 144A, will not be considered illiquid if the Funds' Board of Trustees finds that a liquid trading market exists for these securities. The Trustees have adopted guidelines and, subject to oversight by the Trustees, have delegated to the Adviser and to any applicable sub-adviser the daily function of determining and monitoring liquidity of restricted securities. See "Fundamental and Non-Fundamental Policies" below.


Real Estate Securities

       Each Fund (other than the Citizens Money Market Fund) may invest in equity and debt securities of companies in the real estate industry, including real estate investment trusts (REITs). These securities are sensitive to changes in real estate values, property taxes, interest rates, real estate asset cash flows, occupancy rates, governmental regulations and the management skill and creditworthiness of the issuer. REITs also may be subject to liability under environmental and hazardous waste laws.


Lending of Portfolio Securities

       Each Fund may lend (a "Lending Fund") its securities to brokers, dealers and financial institutions, provided that (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit, which is marked to the market daily to ensure that each loan is fully collateralized at all times; (2) a Lending Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) a Lending Fund will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of the Lending Fund. A Lending Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. Loans of securities, however, involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In connection with lending securities, a Lending Fund may pay reasonable finders, administrative and custodial fees. No such fees will be paid to any person if it or any of its affiliates is affiliated with the Fund or the Adviser.


Hedging Risk

       The Citizens Global Equity Fund and Citizens International Growth Fund may (but are not required to) enter into hedging transactions, or arrangements to buy or sell a particular currency, security or securities index for a stated value against the U.S. dollar at a given time. Hedging may not achieve its objective of reducing the effects of currency fluctuations on the Fund, and may create losses or reduce the Fund's potential gains.


Euro Conversion Risk

       The Funds (other than the Citizens Money Market Fund) may invest in securities of European issuers and may invest in foreign companies through investments in ADRs or similar instruments. Certain European countries that are a part of the European Economic Union have agreed to participate in the conversion to a single European currency, the euro. This conversion is to be completed by July 1, 2002 and its effects on investments in the securities of European issuers and foreign currencies are currently unclear. The Fund may be adversely affected if the conversion to the euro is not successfully completed or if the computer or other data processing systems used in European financial markets or by the Fund are not able to process transactions involving the euro.


Socially Responsible Investing

       Our goal at Citizens Funds is to achieve strong financial results by investing in companies that are managed in a socially responsible manner which includes investing in companies that have positive workplace, community and environmental records.


       To find these investments, we seek companies that have positive environmental, community and workplace records. At the same time, we avoid companies whose primary business is the manufacture of alcohol, tobacco, nuclear power or conventional or nuclear weaponry. We also avoid companies that lack diversity (i.e., representation by women or people of color) on their corporate boards or in upper management. Finally, we avoid companies that fail our screen on animal testing.

       Some of the social and environmental screens we use to assess a company's environmental record, community involvement and workplace practices include the following:

Environment

         We try to avoid investing in companies with consistent or significant violations of environmental laws and regulations, companies with below average environmental records for their industry and companies whose products or processes are particularly damaging to the environment. We seek companies, on the other hand, that are committed to recycling, waste reduction, energy efficiency and other sustainable business practices.

Workplace

         We try to avoid investing in companies that discriminate on the basis of gender, race, religion, disability or sexual orientation, that engage in unfair labor practices or that lack diversity on their board of directors or in upper management. Instead, we seek companies that have positive records with respect to employee health, safety, compensation and other benefits, and that proactively work to eliminate sweatshop conditions among their overseas subsidiaries, vendors and contract suppliers.

Community

         We try to avoid investing in companies with less than satisfactory records under the Community Reinvestment Act, or companies that have displayed insensitivity to community priorities and concerns. Rather, we seek companies with positive records of local involvement, charitable giving and support for community development initiatives.

         Companies that pass our social and environmental screens are placed on the Citizens Funds "Approved List" and are eligible for investment; those that fail to pass our screens are placed on a "Rejected List" and are not eligible for investment.

Fundamental and Non-Fundamental Policies

       The Trust, on behalf of the Funds, has adopted the following policies which may not be changed with respect to a Fund without approval by holders of a majority of the outstanding voting securities of the Fund (a "Majority Shareholder Vote"), which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

     1. The Funds may not make loans to other persons if such loans are specifically prohibited by the 1940 Act or the rules and regulations thereunder.

     2. The Funds may not issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations thereunder.

     3. The Funds may not borrow money if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations thereunder.

     4. The Funds may not underwrite securities issued by other persons, except that all or any portion of the assets of each Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act or the rules and regulations thereunder, and except in so far as a Fund may technically be deemed an underwriter under the Securities Act in selling a security.

     5. The Funds may not concentrate their investments in any particular industry, but if it is deemed appropriate for the achievement of a Fund's investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that this restriction does not apply to positions in futures contracts. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and obligations of domestic branches of domestic banks, are not included in this limit.

     6. The Funds may not purchase or sell real estate (excluding securities secured by real estate or interests therein), or interests in oil, gas or mineral leases in the ordinary course of business; each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund.

       As a non-fundamental policy (which can be amended or removed by the Trustees, without shareholder approval), no more than 15% of the net assets of each Fund other than the Money Market Fund, and no more than 10% of the net assets of the Money Market Fund, will be invested in illiquid securities. Private Placements which may be traded pursuant to Rule 144A under the Securities Act will not be subject to this limitation if the Fund's Board of Trustees or the Adviser finds that a liquid trading market exists for these securities.


       If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in values or assets will not constitute a violation of that restriction.

Temporary Defensive Positions

       Each Fund may invest some or all of its assets in cash, cash equivalents, money market instruments (including, without limitation, obligations of agencies and enterprises of the U.S. Government; certificates of deposit of banks; commercial paper or other corporate notes of investment grade quality; and Yankee bonds and repurchase agreements as: (i) temporary defensive positions during volatile or other adverse or unusual market, economic, political or economic conditions, and/or (ii) for liquidity purposes or pending the investment of the proceeds of the sale of a Fund's shares. Such temporary defensive positions would be inconsistent with a Fund's principal investment strategies (other than the Citizens Money Market Fund which invests exclusively in money market instruments) and may adversely impact Fund performance.

Portfolio Turnover

       With regard to the Citizens Money Market Fund, we generally purchase investments and hold them until they mature. Historically, securities of U.S. Government agencies or instrumentalities have involved minimal risk when they have been held by investors to maturity. However, we may from time to time sell securities and purchase others to attempt to take advantage of short-term market variations. We may also sell securities prior to maturity to meet redemptions or as a result of a revised evaluation of the issuer by the Adviser or a sub-adviser.

       For the Citizens Income Fund we purchase fixed income securities and for the Citizens Core Growth Fund, Citizens Emerging Growth Fund, Citizens Small Cap Core Growth Fund, Citizens Value Fund, Citizens Global Equity Fund and Citizens International Growth Fund, we may purchase both equity and fixed income securities and hold them until such time as we believe it is advisable to sell them in order to realize a gain or loss whereupon we reinvest these assets in other securities.

       Portfolio turnover rates will vary, depending on the type of Fund and its particular investment objective. For example, the Citizens Core Growth Fund seeks to have a turnover rate of less than 25% per year, whereas the Citizens Emerging Growth Fund's turnover rate may be in excess of 200%. Higher portfolio turnover rates increase transaction costs and may increase taxable gains. For the fiscal years ended June 30, 1999, 2000 and 2001, the Funds had the following portfolio turnover rates: Citizens Core Growth Fund -- 18.04%, 20.04% and 44.95%; Citizens Emerging Growth Fund -- 208.49%, 159.95% and 136.63%; Citizens Small Cap Core Growth Fund - 20.16% (from December 28, 1999, commencement of operations, to June 30, 2000) and 146.62%; Citizens Value Fund (1) -- 73.70%, 72.32% and 62.55%; Citizens Global Equity Fund -- 64.07%, 120.69% and 151.95%;
Citizens Income Fund -- 44.07%, 52.96% and 60.53%. Citizens International Growth Fund commenced operations on December 20, 2000 and had a portfolio turnover rate of 39.88% to June 30, 2001.

(1) Prior to ___________, Citizens Value Fund was operated as the Meyers Pride Value Fund, a series of the Meyers Investment Trust, and was managed by Meyers Capital Management, LLC. Turnover rates given are for the years ended May 31, 1999, 2000 and 2001 (the fiscal year-end of the Citizens Value Fund and its predecessor).

More Details on the Citizens Money Market Fund

       The following are present policies of the Citizens Money Market Fund, but may be changed by the Trust's Trustees without a vote of the shareholders of the
Fund:

     1. The Fund may invest in variable amount master demand notes, which are obligations that permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund and the borrower. If the principal of a variable amount master demand note cannot be demanded within seven days, the note is treated as illiquid and subject to the 10% limitation referred to in paragraph four (4) below. The interest rates and amounts involved may change daily. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount; and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct arrangements between the Fund and the borrower, they generally will not be traded and there is no active secondary market for these notes. However, they are redeemable on demand, and thus immediately repayable by the borrower, at face value plus accrued interest at any time. The Fund's right to redeem is dependent on the borrower's ability to pay principal and interest on demand. Accordingly, the Fund's Adviser will consider and continuously monitor the earning power, cash flow and other liquidity ratios of the borrower to assess its ability to meet its obligations on demand. The Fund will invest in these notes only if the Board of Trustees or the Adviser determines that they present minimal credit risks and are of comparable quality to commercial paper having the highest rating of Moody's, S&P or any other Nationally Recognized Statistical Rating Organization.

     2. The Fund may not invest more than 10% of its assets in time deposits maturing in more than two business days but less than seven business days.

     3. The Fund will not enter into a repurchase agreement if it would cause more than 10% of its assets to be subject to repurchase agreements having a maturity of more than seven days; included in this 10% limitation would be any illiquid securities (as described below). See "Investment Strategies, Risks, Fundamental and Non-Fundamental Policies - Repurchase Agreements."


     4. The Fund will not invest more than 10% of its net assets in illiquid securities. Generally an illiquid security is any security that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument. Subject to this limitation, the Fund's Trustees have authorized the Fund to invest in restricted securities, specifically privately placed commercial paper, where such investment is consistent with the Fund's investment objective, and has authorized such securities to be considered to be liquid to the extent the Adviser determines that there is a liquid institutional or other daily market for such securities. For example, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and for which a liquid institutional market has developed may be considered to be liquid securities. See the discussion relating to the purchase of illiquid securities in the section regarding the non-fundamental investment policies of the Funds under "Investment Strategies, Risks, Fundamental and Non-Fundamental Policies" above.

     5. The Fund may not sell short or buy on margin and may not write put or call options.

       Quality and Maturity of Securities. Because the Citizens Money Market Fund uses the amortized cost method of valuation (see "How We Value Fund Shares"), the Fund will not purchase any instruments with a remaining maturity of more than 397 days (approximately 13 months) or maintain a dollar-weighted average maturity of the entire Fund in excess of 90 calendar days. Except as provided below, the maturity of a security is deemed to be the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid or, if called for redemption, the date on which the redemption must be made. Obligations of U.S. Government agencies and instrumentalities (Government Securities) with variable rates of interest which are adjusted no less frequently than every 762 calendar days are deemed to have a maturity equal to the period remaining until the next readjustment. Government Securities that are Floating Rate Securities, or securities whose terms provide for adjustment of their interest rates when a specified rate changes and whose market value can reasonably be expected to approximate amortized cost, are deemed to have a remaining maturity of one day. Variable Rate Securities, which are securities whose terms provide for adjustment of their interest rate on set dates and whose market value can be reasonably expected to approximate amortized cost, wherein the principal amount must unconditionally be paid in 397 calendar days or less, are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, whichever is earlier. A Variable Rate Security subject to a demand feature, wherein the principal amount is scheduled to be paid in more than 397 calendar days, is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A Floating Rate Security wherein the principal amount must unconditionally be paid in 397 calendar days or less is deemed to have a maturity of one day. A Floating Rate Security subject to a demand feature wherein the principal amount is scheduled to be paid in more than 397 days, is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A repurchase agreement is deemed to have a maturity equal to the period remaining until the date on which the repurchase of the securities is scheduled to occur or, where the agreement is subject to demand, the notice period applicable to a demand for repurchase of the securities. A portfolio lending agreement is deemed to have a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned or, where the agreement is subject to a demand, the notice period applicable to the demand.

       The Citizens Money Market Fund may not invest more than 5% of its assets in securities of any one issuer, except for U.S. Government securities. With respect to securities subject to a guarantee or demand feature, the Fund may not invest more than 10% of its assets in the institution that issued the guarantee or demand feature unless the underlying security was issued by a person who does not control or is not controlled by that institution.

       The Citizens Money Market Fund also may only invest in securities which are rated in the top rating category by at least two nationally recognized statistical rating organizations

(NRSROs). Such securities are called First Tier Securities. If only one NRSRO has rated a security, the Fund may purchase that security only if it is rated in that NRSRO's top rating category and the acquisition is approved or ratified by the Fund's Board of Trustees. If a security is not rated by any NRSRO, the Fund may purchase that security only if the Adviser determines that it is of comparable quality to a First Tier Security and the Board approves or ratifies the acquisition. If a security is rated by more than two NRSROs, the Fund may purchase that security if it is rated in the top rating category by any two NRSROs and no more than one other NRSRO rates it in the second highest category or lower. If a security is subject to a guarantee or a conditional demand feature, the Fund may purchase the security only if the guarantee or conditional demand feature meets the criteria set forth above and, in the case of a security subject to a conditional demand feature and issued after February 10, 1998, only if the Adviser determines and periodically confirms that there is minimal risk that the conditions preventing exercise of the demand feature will occur and either (a) the conditions limiting exercise can be readily monitored by the Fund or relate to the taxability of interest payments on the security or (b) the terms of the conditional demand feature require that the Fund will receive notice of the occurrence of the condition and the opportunity to exercise the demand feature.

Trustees, Officers and Beneficial Owners

       A Board of Trustees oversees and monitors the management of the Trust. These oversight responsibilities include selection of the investment adviser and election of officers, who are in turn responsible for the day to day operations of the Trust. The Trustees and officers are listed below.

The Trustees and officers who are "interested persons" of the Trust, as defined in the 1940 Act, are indicated by an asterisk. The address for each Trustee and officer is 230 Commerce Way, Portsmouth, NH 03801.

-------------------------------------------------------------------------------------------------------------
      Name               Position(s) Held                      Principal Occupation(s)
    And Age                 With Trust                           During Past 5 Years
-------------------------------------------------------------------------------------------------------------
Judy Belk                   Trustee                Consultant to Philanthropic Organizations (since 2000);
49 years of age                                    Vice President, Global Public Affairs, Levi Strauss &
                                                   Co. (1998 to 2000); Vice President, Community Affairs,
                                                   Levi Strauss & Co. (1992 to 1998)
-------------------------------------------------------------------------------------------------------------
Walter D. Bristol, Jr.      Trustee                Executive Vice President for Corporate Operations and
51 years of age                                    Chief Financial Officer, American Heart Association
                                                   (since 1996); Vice President, Finance, American
                                                    Heart Association (1990 to 1996)
-------------------------------------------------------------------------------------------------------------
Sophia Collier*             Trustee                Portfolio Manager, Citizens Funds (since 1995);
45 years of age                                    Chair of the Board of Directors, Citizens Advisers
                                                   (since 1991); President, Citizens Funds and Citizens
                                                   Advisers (1991 to September 1998)
-------------------------------------------------------------------------------------------------------------
Jeannie H. Diefenderfer     Trustee                Group President - Advanced Networks (since 2001), Senior
40 years of age                                    Vice President - Corporate Sourcing (1998 to 2001),
                                                   Verizon Communications; Executive Director, Equipment
                                                   Installation, Bell Atlantic Network Services (1996 to
                                                   1998); New England Telephone, NYNEX (1984 to 1996)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
      Name               Position(s) Held                      Principal Occupation(s)
    And Age                 With Trust                           During Past 5 Years
-------------------------------------------------------------------------------------------------------------
Pablo S. Eisenberg          Trustee                Senior Fellow, Public Policy Institute, Georgetown
69 years of age                                    University (since 1999); Executive Director for
                                                   Community Change (1975 to 1998)
-------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson*        Trustee                Director, Eldorado Bancshares, Inc. (since 1997);
59 years of age                                    President, M.A.J. Capital Management, Inc. (money
                                                   management firm) (1994 to 1995);
                                                   Senior Vice President of Corporate Finance, Student Loan
                                                   Marketing Association (1987 to 1994)
-------------------------------------------------------------------------------------------------------------
Azie Taylor Morton*         Chair of the Board     Investment adviser;
65 years of age             and Trustee            Consultant/Director of Marketing, GRW Capital
                                                   Corporation (broker-dealer) (since 1992);  Director,
                                                   Schlotzsky's, Inc. (since 1996)
-------------------------------------------------------------------------------------------------------------
Martha S. Pope              Trustee                Senior Advisor for the Northern Ireland Peace
56 years of age                                    Negotiations (January 1995 to July 1998);
                                                   Secretary of the United States Senate (April 1994 to
                                                   January 1995);
                                                   Sergeant at Arms of the United States Senate (January
                                                   1991 to March 1994)
-------------------------------------------------------------------------------------------------------------
John L. Shields*            President and Trustee  President and Chief Executive Officer of Citizens
48 years of age                                    Advisers (since September 1998); Senior Consultant,
                                                   Cerulli Associates, a mutual fund consulting firm (1995
                                                   to 1998)
-------------------------------------------------------------------------------------------------------------
Sean P. Driscoll*           Treasurer              Vice President of Fund Administration, Citizens Advisers
36 years of age                                    (since November 1998); Director of Fund Administration,
                                                   State Street Bank and Trust Company (March 1998 to
                                                   November 1998); Vice President of Compliance,
                                                   Putnam Investments (January 1997 to March 1998);
                                                   Fund Accountant and Director of Fund Administration,
                                                   State Street Bank and Trust Company (1987 to 1997)
-------------------------------------------------------------------------------------------------------------
Marcia Kovalik*             Assistant Secretary    Counsel, Citizens Advisers, Inc. (since February 2001);
38 years of age                                    Associate, Boynton, Waldron, Doleac, Woodman & Scott,
                                                   P.A. (September 1995 to February 2001); Law Clerk, New
                                                   Hampshire Superior Court (August 1993 to August 1995)
-------------------------------------------------------------------------------------------------------------
Alaina Metz*                Assistant Secretary    Chief Administrative Officer of BISYS Fund Services
34 years of age                                    (since June 1995)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
      Name               Position(s) Held                      Principal Occupation(s)
    And Age                 With Trust                           During Past 5 Years
-------------------------------------------------------------------------------------------------------------
John M. O'Brien*            Assistant Treasurer    Vice President of Corporate Finance, Citizens Advisers
36 years of age                                    (since October 1998); Services Manager, Bank Boston
                                                   (January 1998 to October 1998);
                                                   Business Manager, Fidelity Investments (October 1989 to
                                                   January 1998)
-------------------------------------------------------------------------------------------------------------


       The Board of Trustees functions with a Nominating Committee and an Audit Committee comprised of non-interested Trustees of the Trust. Pursuant to the Trust's Distribution Plan, the Trust has agreed that Trustees who are not "interested persons," as defined in the 1940 Act, of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or any agreement relating to the Plan (the Independent Trustees) shall have responsibility for the selection and nomination of other Independent Trustees. This agreement will continue for so long as the Distribution Plan is in effect.


       The following compensation table discloses the aggregate compensation from the Trust for services provided for the Trust's fiscal year ended June 30, 2001. None of the Trustees receive pension or retirement benefits or any other compensation beyond that listed below. Trustees were, however, reimbursed the costs of travel, meals and lodging associated with attendance at meetings.

                       CITIZENS FUNDS - COMPENSATION TABLE
--------------------------------------------------------------------------------

                                                   Aggregate Compensation from
      Name of Person and Position*                       Citizens Funds

           Judy Belk - Trustee                                $4,500
    Walter D. Bristol, Jr. - Trustee                          $4,500
    Jeannie H. Diefenderfer - Trustee                         $3,500
      Pablo S. Eisenberg - Trustee                           $14,000
        Martha S. Pope - Trustee                             $17,500

* Ada Sanchez, who served as a Trustee of the Trust until November, 2000, received $4,750 in compensation from the Trust during its fiscal year ended June 30, 2001. Sophia Collier, Mitchell A. Johnson, Azie Taylor Morton and John L. Shields are interested Trustees and receive no compensation from the Trust for serving as Trustees.

       As of October 1, 2001, no person owned of record, or to the knowledge of management beneficially owned, 5% or more of the outstanding shares of a Fund or class of a Fund except as set forth below:

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Percentage
Fund:                             Shareholder:                  Address:                                    Ownership:
------------------------------------------------------------------------------------------------------------------------------
Citizens Core Growth Fund,
Standard Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Core Growth Fund,
Institutional Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Core Growth Fund,
Institutional Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Core Growth Fund,
Institutional Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Core Growth Fund,
Institutional Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Core Growth Fund,
Administrative Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Core Growth Fund,
Administrative Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Core Growth Fund,
Administrative Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Core Growth Fund,
Administrative Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Core Growth Fund,
Administrative Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Emerging Growth Fund,
Standard Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Emerging Growth Fund,
Standard Class shares
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Percentage
Fund:                             Shareholder:                  Address:                                    Ownership:
------------------------------------------------------------------------------------------------------------------------------
Citizens Emerging Growth Fund,
Institutional Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Emerging Growth Fund,
Institutional Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Emerging Growth Fund,
Institutional Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Emerging Growth Fund,
Institutional Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Emerging Growth Fund,
Institutional Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Emerging Growth Fund,
Institutional Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Emerging Growth Fund,
Administrative Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Emerging Growth Fund,
Administrative Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Emerging Growth Fund,
Administrative Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Small Cap Core Growth
Fund, Standard Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Small Cap Core Growth
Fund, Standard Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Value Fund, Standard
Class Shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Global Equity Fund,
Standard Class shares
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Percentage
Fund:                             Shareholder:                  Address:                                    Ownership:
------------------------------------------------------------------------------------------------------------------------------
Citizens Global Equity Fund,
Standard Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Global Equity Fund,
Institutional Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Global Equity Fund,
Institutional Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Global EquitFund,
Institutional Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Global Equity Fund,
Institutional Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Global Equity Fund,
Institutional Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Global Equity Fund,
Institutional Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Global Equity Fund,
Institutional Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Global Equity Fund,
Administrative Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Global Equity Fund,
Administrative Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Global Equity Fund,
Administrative Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens International Growth
Fund, Standard Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens International Growth
Fund, Standard Class shares
------------------------------------------------------------------------------------------------------------------------------
Citizens Income Fund
------------------------------------------------------------------------------------------------------------------------------
Citizens Income Fund
------------------------------------------------------------------------------------------------------------------------------
Citizens Money Market Fund,
Institutional Class shares
------------------------------------------------------------------------------------------------------------------------------

         Our Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund and class as of October 1, 2001, except for the Citizens Small Cap Core Growth Fund, Standard Class shares, where a single trustee owned % of the outstanding shares.

Investment Advisory and Other Services

Adviser

       The Funds are managed by Citizens Advisers, Inc. under a contract known as the Management Agreement, which was amended and restated effective July 3, 2001 ("Management Agreement"). The Adviser's office is at 230 Commerce Way, Portsmouth, New Hampshire 03801. The Adviser is a New Hampshire corporation. The Management Agreement provides that the Adviser, subject to the control of the Trust's Board of Trustees, will decide which securities will be bought and sold, and when, and requires the Adviser to place purchase and sale orders. The Adviser also manages the day-to-day operations of the Trust pursuant to the Management Agreement.

       Sophia Collier individually owns 60% of the outstanding stock and is Chair of the Board of Directors of Citizens Advisers, Inc. She is the former President of Citizens Funds and remains on the Board of Trustees, serving as an Interested Trustee. Ms. Collier is the founder of American Natural Beverage Corp., the maker of Soho Natural Soda, a company which Ms. Collier co-founded in her Brooklyn kitchen when she was 21 years old and built up over the next 12 years to an enterprise with 52 employees and retail sales of $25 million. Soho Soda was the first natural soda in America and was created as an alternative to unhealthful mass market sodas. Ms. Collier and her partners sold American Natural Beverage Corp. in 1989.

       Four other individuals own the remaining 40% of the outstanding stock of Citizens Advisers, Inc., as follows: John F. Dunfey (12%); Robert J. Dunfey, Sr. (12%); Gerald F. Dunfey (12%); and William B. Hart, Jr. (4%). John, Robert and Gerald Dunfey, brothers, now serve as directors of the Dunfey Group, a venture capital and investment firm. John P. Dunfey is also a member of the Board of Directors of Citizens Advisers. The Dunfey family has been associated, over a number of years, with progressive social and political causes and has actively participated in organizations dedicated to world peace, human and civil rights, and economic justice. The family founded and continues to sponsor New England Circle, a forum for the "discussion of social, political, literary and educational topics that can lead to constructive change in our lives, our nation and our world."

       John L. Shields is President and Chief Executive Officer of Citizens Advisers, Inc. and is the President and an interested Trustee of Citizens Funds. Prior to joining Citizens Advisers in 1998, Mr. Shields was a senior management consultant with Cerulli Associates, a mutual Fund consulting firm located in Boston, Massachusetts. He also held executive and other managerial positions with State Street Research Investment Services, Inc. and Fidelity Investments.


       At the Adviser's discretion and sole expense, it may delegate certain of its Fund management duties to sub-advisers, and Citizens Advisers has retained three sub-advisers to assist in the management of certain Funds.

       Seneca Capital Management, LLC

       Seneca Capital Management is structured as a California Limited Liability Company. The firm is owned by its investment professionals; and, as of July 15, 1997, Phoenix Investment Partners acquired a majority interest in the firm, with existing Seneca senior management retaining a significant equity interest, an enhanced compensation package, and most important, day-to-day control of the organization. Gail Seneca serves as President, Chief Executive Officer and Chief Investment Officer. Sandy Monticelli is the firm's Chief Operating Officer who has the responsibility for the firm's Operations, Administration, Compliance and Information Systems groups and has been with the firm since 1994. Seneca continues to operate as an independent entity, headquartered in San Francisco.


       Under a Sub-Advisory Agreement between the Adviser and Seneca Capital Management, LLC, the Adviser pays Seneca Capital a sub-advisory fee based on an annual rate of 0.35% of the Citizens Emerging Growth Fund's average daily net assets up to and including the first $100 million of assets and a fee at an annual rate of 0.25% of the Emerging Growth Fund's average daily net assets in excess of the first $100 million.

       Clemente Capital, Inc.

       Our sub-adviser for the Citizens Global Equity Fund and Citizens International Growth Fund, Clemente Capital, Inc., is a registered investment adviser organized in 1979. It is majority owned by Lilia Clemente; Wilmington Trust of Wilmington, Delaware; and Diaz-Verson Capital Investments, Inc. of Columbus, Georgia. Clemente also manages the First Philippine Fund a closed-end Fund traded on the New York Stock Exchange. Its headquarters are at Carnegie Hall Tower, 152 West 57th Street, New York, New York.


         Under Sub-Advisory Agreements between the Adviser and Clemente Capital, Inc., the Adviser pays Clemente the following sub-advisory fees based on an annual rate of the applicable Fund's average net assets:

                  Citizens Global Equity Fund
                  0.35% on the first $500 million
                  0.25% on remaining assets

                  Citizens International Growth Fund
                  0.40% on the first $500 million
                  0.30% on remaining assets

       Meyers Capital Management, LLC

       Our sub-adviser for the Citizens Value Fund, Meyers Capital Management, LLC, is a registered investment adviser and California limited liability company organized on January 23, 1996. The manager and principal owner of Meyers Capital is Ms. Shelly J. Meyers. The officers of Meyers Capital are Ms. Meyers, Chief Executive Officer and President, Mr. Leslie C. Sheppard, Executive Vice President, Ms. Laila Poveda, Vice President of Administration, and Mr. William Sileo, Vice President. Its headquarters are at 8901 Wilshire Boulevard, Beverly Hills, California 90211.


       Under a Sub-Advisory Agreement between the Adviser and Meyers Capital Management, LLC, the Adviser pays Meyers Capital a sub-advisory fee based on an annual rate of 0.30% of the Citizens Value Fund's average daily net assets up to and including the first $100 million of assets and a fee at an annual rate of 0.45% of the Citizens Value Fund's average daily net assets in excess of the first $100 million.

Management Fees

       The Adviser provides the Trust, at its own expense, with all office space, facilities, equipment and clerical personnel necessary to carry out the Adviser's duties under the Management Agreement. Some of the Trust's Trustees and officers are employees of the Adviser and receive their compensation from the Adviser. The custodian bank for each Fund maintains, as part of its services for which the Trust pays a fee, many of the books and records that each Fund is required to have and computes each Fund's Net Asset Value and dividends per share.

       Each Fund pays the Adviser a fee for its services as a percentage of each Fund's average annual net assets as follows:

Citizens Core Growth Fund --0.50%; Citizens Emerging Growth Fund--1.00%; Citizens Small Cap Core Growth Fund--0.50%; Citizens Value Fund-- 1.00% per annum of average net assets up to and including $500 million and 0.90% per annum of average net assets in excess of $500 million; Citizens Global Equity Fund--1.00%; Citizens International Growth Fund--1.05%; Citizens Income Fund--0.65%; and Citizens Money Market Fund--0.35%. The fee is accrued daily and payable twice monthly but in no event less frequently than semi-annually.


         The Adviser has contractually agreed to limit expenses for the classes of the Funds listed below for the fiscal year ending June 30, 2002. If a Fund's aggregate expenses for the relevant class would exceed on a per annum basis the percentage of average daily net assets specified below, the Adviser will reduce its fee by, or refund, the amount of the excess. The limit on Fund expenses, pursuant to an Expense Reimbursement Agreement, is as follows:

---------------------------------------------------------------------------------------------------------
Citizens Core Growth Fund, Standard Class shares                     1.34%
---------------------------------------------------------------------------------------------------------
Citizens Core Growth Fund, Administrative Class shares               0.94%
---------------------------------------------------------------------------------------------------------
Citizens Core Growth Fund, Institutional Class shares                0.68%
---------------------------------------------------------------------------------------------------------
Citizens Emerging Growth Fund, Administrative Class shares           1.55%
---------------------------------------------------------------------------------------------------------
Citizens Emerging Growth Fund, Institutional Class shares            1.30%
---------------------------------------------------------------------------------------------------------
Citizens Small Cap Core Growth Fund, Standard Class shares           1.34%
---------------------------------------------------------------------------------------------------------
Citizens Value Fund, Standard Class shares                           1.95%
---------------------------------------------------------------------------------------------------------
Citizens Global Equity Fund, Standard Class shares                   2.05%
---------------------------------------------------------------------------------------------------------
Citizens Global Equity Fund, Administrative Class shares             1.68%
---------------------------------------------------------------------------------------------------------
Citizens Global Equity Fund, Institutional Class shares              1.39%
---------------------------------------------------------------------------------------------------------
Citizens International Growth Fund, Standard Class shares            1.85%
---------------------------------------------------------------------------------------------------------
Citizens Income Fund, Standard Class shares                          1.40% of the first $100 million of
                                                                     assets and 1.25% thereafter
---------------------------------------------------------------------------------------------------------
Citizens Money Market Fund, Standard Class shares                    1.50% of the first $40 million of
                                                                     assets and 1% thereafter
---------------------------------------------------------------------------------------------------------

       Not all Fund expenses are subject to the limits described above. Interest expenses, taxes, brokerage commissions, and extraordinary expenses, such as litigation, that do not usually occur in the operations of a mutual fund are not included.

       For the fiscal years ended June 30, 1999, 2000 and 2001, the Adviser was paid the following advisory fees: Citizens Core Growth Fund, 1999-$2,442,486, 2000-$3,815,543 and 2001-$3,663,436; Citizens Emerging Growth Fund (1),
1999-$989,594, 2000-$2,415,821 and 2001-$3,831,660; Citizens Small Cap Growth
Fund, 2000 (from December 28, 1999, commencement of operations, to June 30,
2000)-$10,082, 2001-$62,259; Citizens Global Equity Fund, 1999-$606,181,
2000-$2,225,034 and 2001-$3,222,719; Citizens Income Fund, 1999-$384,180,
2000-$405,808 and 2001-$429,441; and Citizens Money Market Fund, 1999-$440,357,
2000-$456,568 and 2001-$497,473. For the period from December 20, 2000
(commencement of operations of the Citizens International Growth Fund) to June 30, 2001, the Adviser was paid the following advisor fees: Citizens International Growth Fund, $4,930. The Citizens Value Fund had not commenced operations as of June 30, 2001.

(1) For the fiscal years ending June 30, 1999 and June 30, 2000, the Adviser voluntarily waived 0.10% of its fee when the Fund's monthly average net assets exceeded $100 million.


Citizens Securities, Inc.

       Citizens Securities, Inc., a wholly-owned subsidiary of the Adviser and a New Hampshire corporation, serves as each Fund's principal underwriter or distributor. Its offices are located at 230 Commerce Way, Portsmouth, New Hampshire 03801. John L. Shields, President and CEO of Citizens Advisers, is also President and CEO of Citizens Securities.

Administrative and Shareholder Services

       Citizens Advisers also performs a wide variety of administrative duties for the Trust under a separate administrative and shareholder services contract which provides for reimbursement of out-of-pocket expenses, as well as fees for services rendered. Citizens Advisers sometimes will perform services under this administrative contract directly, or may contract to have specialized services provided by third parties, such as investment advisors for pension funds or other institutions which maintain omnibus accounts with Citizens Funds. These fees (based on average annual net assets) and expenses are payable monthly up to the following amounts:

---------------------------------------------------------------------------------------------------------------------
                                            Fund                                               Administrative Fee
---------------------------------------------------------------------------------------------------------------------
Citizens Core Growth Fund - All Classes                                                               0.10%
---------------------------------------------------------------------------------------------------------------------
Citizens Emerging Growth Fund - All Classes                                                           0.10%
---------------------------------------------------------------------------------------------------------------------
Citizens Small Cap Core Growth Fund - Standard Class shares                                           0.10%
---------------------------------------------------------------------------------------------------------------------
Citizens Value Fund - Standard Class shares                                                           0.10%
---------------------------------------------------------------------------------------------------------------------
Citizens International Growth Fund - Standard Class shares                                            0.10%
---------------------------------------------------------------------------------------------------------------------
Citizens Global Equity Fund - All Classes                                                             0.10%
---------------------------------------------------------------------------------------------------------------------
Citizens Income Fund - Standard Class shares                                                          0.10%
---------------------------------------------------------------------------------------------------------------------
Citizens Money Market Fund - All Classes                                                              0.10%
---------------------------------------------------------------------------------------------------------------------


       The administrative services provided to the Trust include but are not limited to the following: daily Fund accounting duties including payment and budgeting of Fund operating expenses and calculation of expense accruals; administration of annual Trust audit with Trust Auditors; supervision of drafting and printing of annual and semi annual reports; administrative and contractual interface with the Custodian, Accounting Agent and Transfer Agent including daily monitoring of Net Asset Value, sales, redemptions, dividends and quality control; and compliance with federal and state regulatory requirements. Citizens Advisers is also reimbursed at cost for state Blue Sky filing and reporting services; vendor relations; drafting and filing of Prospectuses and Statements of Additional Information, proxies and other regulatory filings; and special projects.


       In addition, Citizens Securities provides a number of administrative services to the Trust relating primarily to shareholder services and communications, and is paid a per account fee, except that the Citizens Core Growth Fund, Standard Class shares, pays a percentage on average annual net assets. These services include, but are not limited to, answering calls from existing shareholders in a timely manner; maintenance of a toll-free number; responding to shareholder inquiries and requests; maintenance of computer interface with the Transfer Agent; retention, maintenance and research of shareholder records; maintenance of facilities and equipment to perform all such duties; and similar services.

       The Citizens Core Growth Fund, Standard Class shares are charged a shareholder service fee of up to 0.35% of average annual net assets.

       For the fiscal years ended June 30, 1999, 2000 and 2001, the Adviser was paid the following administrative and shareholder service fees: Citizens Core Growth Fund, 1999-$2,556,669, 2000-$3,521,523 and 2001-$2,373,743; Citizens
Emerging Growth Fund, 1999-$227,489, 2000-$354,588 and 2001-$544,834; Citizens
Small Cap Core Growth Fund, 2000 (from December 28, 1999, commencement of operations, to June 30, 2000)-$3,936 and 2001-29,405; Citizens Global Equity Fund, 1999-$120,167, 2000-$286,182 and 2001-$406,727; Citizens Income Fund,
1999-$113,106, 2000-$94,546 and 2001-$97,319; and Citizens Money Market Fund,
1999-$308,642, 2000-$214,476 and 2001-$211,425. For the period from December 20,
2000 (commencement of operations of the Citizens International Growth Fund) to June 30, 2001, the Adviser was paid the following administrative and shareholder service fees: Citizens International Growth Fund, $2,561 . Prior to ______, Citizens Value Fund was operated as the Meyers Pride Value Fund, a series of the Meyers Investment Trust, with BISYS Fund Services serving as Administrator.

12b-1 Plan

       Pursuant to a Distribution Agreement, Citizens Securities acts as the distributor of each Fund's shares.


       The Trust's Board of Trustees has adopted a Distribution Plan under
Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. In approving the 12b-1 Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. Pursuant to this Plan, the Trust, on behalf of a Fund, may make payments for the provision of (i) distribution services, (ii) services in respect of the sale of shares of a Fund,
(iii) advertising, marketing or other promotional activity, and (iv) preparation, printing, and distribution of prospectuses and statements of additional information and reports of the Trust for recipients other than regulators and existing shareholders of the Trust and for the provision of personal service and the maintenance of shareholder accounts.


       The Distribution Plan allows for compensation to be paid to the Funds' distributor and others in an amount equal to 0.25% of the average annual net assets of the applicable Fund.


       The 12b-1 Plan will continue in effect unless terminated as provided below, if approved at least annually by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no financial interest in the operation of the Plan or in any agreement related to the Plan. These Trustees are known as "Qualified Trustees." Agreements related to the Plan must also be approved in the same manner by a vote of the Trustees and the Qualified Trustees. These agreements will terminate automatically if assigned, and may be terminated with respect to the Fund at any time, without payment of any penalty, by a vote of the majority of the Qualified Trustees or a vote of the majority of outstanding securities of the Fund, on not more than 60 days notice. The Plan further provides that, while it is in effect, the selection and nomination of the Trustees who are not interested persons shall be committed to the discretion of the Qualified Trustees. The Plan may not be amended to increase materially the amounts to be spent without shareholder approval, and all amendments must be approved by the Trustees.


       The Distribution Plan provides that the Treasurer of the Trust shall provide and the Trustees shall review quarterly reports setting forth the amounts, payments and the purpose for which the amounts were expended. For the year ended June 30, 2001 the Trust approved and paid to Citizens Securities $3,328,854 under its 12b-1 Plan, broken down by category as follows:

Marketing, advertising and public relations          $1,000,746
                                                     ----------

Printing and mailing of Prospectuses                 $  154,059
and sales literature to non-shareholders             ----------

Compensation to broker/dealers                       $  697,366
and service organizations                            ----------

Compensation to sales personnel                      $1,066,730
                                                     ----------

Other                                                $  409,952
                                                     ----------


Expenses

       Other expenses to be paid by the Funds include all expenses not expressly assumed by Citizens Advisers. These include, but are not limited to, interest, taxes, audit and legal fees, custodian and transfer agent charges, insurance premiums, cost of registering shares under federal and state laws, dues and any litigation costs, as well as the cost of typesetting, printing and distributing shareholder reports and Prospectuses sent to shareholders.

       Administrative and Institutional Class shareholders in the Funds pay their pro rata portion of Fund expenses, as well as any class expenses attributable to that class of shares only. Class expenses include, but are not limited to, transfer agent fees, distribution fees and shareholder fees and expenses.

       When a cost is shared by several Funds, the staff at Citizens Advisers will allocate the expense in a reasonable manner under the supervision of the Trust's Board of Trustees. For the fiscal year ended June 30, 2001, the following annualized expense ratios were paid by the Funds after waivers and reimbursements (based on average annual net assets of the respective Funds):
Citizens Core Growth Fund (Standard Class shares), 1.34%; Citizens Core Growth Fund (Institutional Class shares), 0.68%; Citizens Core Growth Fund (Administrative Class shares), 0.94%; Citizens Emerging Growth Fund (Standard Class shares), 1.68%; Citizens Emerging Growth Fund (Institutional Class shares), 1.30%; Citizens Emerging Growth Fund (Administrative Class shares), 1.55%; Citizens Small Cap Core Growth Fund (Standard Class shares), 1.34%. Citizens Global Equity Fund (Standard Class shares), 1.82%; Citizens Global Equity Fund (Institutional Class shares), 1.39%, Citizens Global Equity Fund (Administrative Class shares), 1.68%; Citizens Income Fund (Standard Class shares), 1.40%; Citizens Money Market Fund (Standard Class shares), 0.89%; Citizens Money Market Fund (Institutional Class shares), 0.70%; and Citizens International Growth Fund (Standard Class shares) from December 20, 2000 (commencement of operations) to June 30, 2001, 1.85%.

Codes of Ethics

         The Funds, the Adviser, the sub-advisers and the distributor have each adopted a Code of Ethics (collectively, the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of the Codes of Ethics may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Other Service Providers

Custodian

         Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, is the custodian of the assets of the Trust. The custodian is responsible for holding the securities and cash of each Fund and receiving and reporting all purchases and redemptions. The custodian takes no part in determining the investment policies of the Trust or in deciding which securities are purchased or sold by the Trust. The Trust, however, may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

Transfer Agent and Accounting Agent


       The transfer agent and dividend-paying agent and accounting agent for the Trust is BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219. In its capacity as transfer agent and dividend-paying agent, BISYS is responsible for processing daily purchases, redemptions and transfers of Trust shares, preparing and mailing shareholder confirmations and account statements, paying dividends and other distributions, and other shareholder and account activities. In its capacity as accounting agent, BISYS is responsible for calculating the daily Net Asset Value of each fund and other accounting activities related to the management of the Trust.


Auditors

       [To be added by amendment]

Legal Counsel

       Bingham Dana LLP, Boston, Massachusetts, serves as counsel for Citizens Funds.

Brokerage Allocation and Soft Dollars

       The Adviser seeks to obtain for each Fund the best net price and the most favorable execution of orders. The factors the Adviser and applicable sub-adviser will consider when selecting a broker include, without limitation, the overall direct and net economic result to the Fund's accounts (including both price paid or received and any commissions and other costs paid), the efficiency with which the transactions are effected, a broker's ability to effect a transaction involving a large block of securities, a broker's availability to execute difficult transactions, responsiveness of a broker to the Fund and a broker's financial strength and stability. These considerations are weighed by the Adviser and sub-adviser in determining the reasonableness of the overall costs and commissions charged.

       Purchases are made from issuers, underwriters, dealers or brokers, and banks who specialize in the types of securities the Funds buy. Purchases from underwriters include a commission or concession paid by the issuer to the underwriters. Purchases from dealers include the spread between the bid and asked prices and purchases from brokers include commissions paid to the broker based upon the transaction size. If the execution and price offered by more than one dealer are comparable, the order may be given to a dealer who has provided research advice, quotations on portfolio securities or other services.

       The Adviser will comply with Rule 17e-1 under the 1940 Act in regards to brokerage transactions with affiliates, to assure that commissions will be fair and reasonable to the shareholders. There have been no brokerage commissions paid to affiliated brokers during the past three fiscal years.

       In connection with the selection of brokers or dealers and the placing of portfolio securities transactions, the Adviser or a sub-adviser may select brokers or dealers who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) to a Fund and/or the other accounts over which the Adviser or a sub-adviser exercises investment discretion.

       The Adviser or a sub-adviser may cause a Fund to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser or sub-adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which the Adviser or a sub-adviser has with respect to accounts over which they exercise investment discretion.

       The Adviser will maintain an account with one or more broker-dealers who agree to provide or pay for brokerage and research services that benefit the Funds. Sub-advisers will be informed in writing of the names of the broker-dealers and provided with account information to allow the execution of trades through those broker-dealers. In the event that best execution of an equity transaction is available through a broker-dealer that has been so identified, the Adviser or a sub-adviser, as the case may be, may place the transaction with that broker-dealer after determining in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided. These research services are sometimes referred to as "soft dollars."

       Any soft dollars generated by transactions on behalf of a Fund in this fashion shall be used solely to purchase brokerage and research services within the meaning of Section 28(e), and must be of benefit to the Fund. These brokerage and research services, however, need not exclusively benefit the Fund, and may also benefit other series of the Trust or other clients of the Adviser or the sub-adviser. For these purposes, brokerage and research services mean services that provide assistance to the Adviser, or a sub-adviser, in the performance of decision-making responsibilities and include, among other things, effecting securities transactions and performing services incidental thereto (such as clearance, settlement and custody) and providing information regarding the economy, industries, individual companies, taxation, political and legal developments, technical market action, pricing and appraisal services, credit analysis, and risk measurement and performance analysis. Without limitation, research services may be received in the form of written reports, computer-generated data, telephone contacts and personal meetings. If a product or service serves non-research as well as research functions, soft dollars shall be used to pay for the product or service only to the extent that it constitutes research.


       The investment management or advisory fee that a Fund pays to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. The Adviser would, through the use of such services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.

                              BROKERAGE COMMISSIONS

                           Fiscal Years Ended June 30

                                                  1999             2000            2001
                                                  ----             ----            ----
Citizens Core Growth Fund                       $293,346        $  319,936      $  663,279
Citizens Emerging Growth Fund                   $318,755        $  493,761      $  808,111
Citizens Small Cap Core Growth Fund (1)         $      -        $   10,036      $   31,028
Citizens Value Fund (2)                         $ 11,045        $   27,039      $   39,486
Citizens Global Equity Fund                     $213,865        $1,517,379      $1,929,683
Citizens International Growth Fund (3)          $      -        $        -      $    4,686
Citizens Income Fund                            $      -        $        -      $    3,552

(1)  Citizens Small Cap Core Growth Fund commenced operations on December 28,
     1999.

(2) Prior to _______, Citizens Value Fund was operated as the Meyers Pride Value Fund, a series of the Meyers Investment Trust, and distributed by BISYS LP. Information is provided for fiscal years ended May 31.

(3)  Citizens International Growth Fund commenced operations on December 20,
     2000.


For the fiscal year ended June 30, 2001, the Funds directed the following amount of transactions and paid the following brokerage commissions to brokers who provided research services in connection with such transactions:

                                                      Amount of Transactions               Commissions Paid
Citizens Core Growth Fund                                 $286,982,655                         $339,215
Citizens Emerging Growth Fund                             $ 23,152,075                         $ 20,053
Citizens Value Fund(1)                                    $  3,668,323                         $  6,492
Citizens Global Equity Fund                               $369,522,798                         $555,199
Citizens International Growth Fund(2)                     $  1,223,940                         $  2,175

(1) Prior to _______, Citizens Value Fund was operated as the Meyers Pride Value Fund, a series of the Meyers Investment Trust, and distributed by BISYS LP. Information is provided for fiscal years ended May 31, 2001.

(2)  Citizens International Growth Fund commenced operations on December 20,
     2000.

Ownership of Shares and Shareholder Rights

       The Trust's Declaration of Trust permits its Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Certificates representing shares are not issued. The Trust may create and issue series and classes of shares. Each share of each class of each series represents an equal proportionate interest in the series with each other share of that class. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares in a series). Income and operating expenses are allocated fairly among the series and classes by the Trustees.

         Under the Declaration of Trust, shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor.

         By becoming a shareholder of the Trust or any of its series, each shareholder expressly assents and agrees to be bound by the provisions of the Declaration of Trust.

Voting Rights

       Shareholders of a Fund are entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Shares of each class are entitled to vote as a class or series only when the Trustees determine that only shareholders of particular series or classes are affected by a particular matter or when applicable law requires shareholders to vote by series or class. The Trust does not hold annual shareholder meetings. The holders of shares have no preemptive, conversion or subscription rights and votes are not cumulative. Shares when issued are fully paid and non-assessable, except as set forth under "Shareholder and Trustee Liability" below. The Trust may be terminated upon the sale or transfer of all or substantially all of its assets. If not so terminated, the Trust will continue indefinitely.

Dividends and Distributions

Citizens Core Growth Fund, Citizens Emerging Growth Fund, Citizens Small Cap Core Growth Fund, Citizens Value Fund, Citizens Global Equity Fund and Citizens International Growth Fund

       The Citizens Core Growth Fund, Citizens Emerging Growth Fund, Citizens Small Cap Core Growth Fund, Citizens Value Fund, Citizens Global Equity Fund and Citizens International Growth Fund normally declare and pay dividends substantially equal to all net investment income annually. Net investment income consists of non-capital gain income less expenses. Net realized short-term capital gains, if any, and net realized long-term capital gains, if any, will be distributed by the Funds at least annually. Dividends and capital gains distributions are automatically reinvested at Net Asset Value in additional shares, unless a shareholder elects cash distributions. Cash distributions will be paid annually.

Citizens Income Fund

       The Citizens Income Fund distributes to its shareholders monthly dividends substantially equal to all of its net investment income. The Fund's net investment income consists of non-capital gain income less expenses. Net realized short-term capital gains, if any, and net realized long-term capital gains, if any, will be distributed by the Fund at least annually. Dividends and capital gains distributions are automatically reinvested at Net Asset Value in additional shares, unless a shareholder elects cash distributions. Cash distributions will be paid at the close of the appropriate monthly or annual period.

Citizens Money Market Fund

       Net income for the Citizens Money Market Fund is determined and accrued daily and paid monthly. This dividend is payable to everyone who was a shareholder at 4:00 p.m. Eastern time on the day the dividend is declared. Dividends begin to accrue on the first day following the date of purchase, provided that the payment is received by 4:00 p.m. Eastern time. When shares are redeemed, the shares are entitled to a dividend declared on the day of the redemption. Dividends are automatically reinvested in shares, at Net Asset Value, unless a shareholder otherwise instructs the Transfer Agent in writing. Shareholders so requesting will be mailed checks in the amount of the accumulated dividends. For the purpose of calculating dividends, the Funds' daily net investment income consists of: (a) all interest income accrued on investments (including any discount or premium ratably amortized to the date of maturity or determined in such other manner as the Trustees may determine); and
(b) minus all expenses accrued, including interest, taxes and other expense items, amounts determined and declared as dividends and reserves for contingent or undetermined liabilities, all determined in accordance with generally accepted accounting principles; and (c) plus or minus all realized and unrealized gains or losses on investments.

Shareholder and Trustee Liability

       The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trust's Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses by the relevant series of the Trust out of that series' property for any shareholder held personally liable for that series' obligations solely by reason of being a shareholder. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any such shareholder for any act or obligation of the Trust and satisfy the judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholders liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.


       The Declaration of Trust further provides that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

How to Purchase and Redeem Shares

How to Buy Shares

       It's easy to buy shares of the Funds. Just fill out an application and send in your payment by check, exchange from another Citizens mutual fund or through arrangements with your investment adviser or broker-dealer. All checks must be made payable to "Citizens Funds." Citizens Funds is unable to accept third-party checks. Foreign checks drawn in U.S. dollars are accepted but shares purchased with foreign checks may be held in escrow for at least 20 days.


       Shares in the Citizens Money Market Fund cost $1.00 per share. For all other Funds, your cost will be the Net Asset Value next determined after your payment is received. (Net Asset Value is determined at 4 p.m. Eastern Time, or, if the New York Stock Exchange closes earlier, at the close of business of the Exchange.) You can purchase both full and fractional shares, which will be rounded to the nearest 1/1000th of a share. If your check is returned for any reason, you will be assessed a fee of $20.00.


       Citizens Funds has authorized certain brokers, and these brokers have also been authorized to designate intermediaries, to accept on its behalf purchase and redemption orders and such brokers are also authorized to designate intermediaries to accept orders on the Trust's behalf. A Fund will be deemed to have received such an order when the broker or broker designee accepts the order, which shall be priced at the Net Asset Value next computed after the broker or designee accepts the order.

       Investors may be charged a fee if they buy, sell or exchange Fund shares through a broker or agent.

Investment Minimums

       The minimum initial investment for Standard Class shares in each Fund is $2,500 ($1,000 for IRA, Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) and Automatic Investment Plan accounts).

       The minimum subsequent investment for all accounts, including Automatic Investment Plan accounts, is $50. If your account falls below the $2,500 minimum balance for the Fund ($1,000 for UGMA/UTMA and AIP), you may be assessed a monthly fee of $3.00 until you bring your balance above the minimum (This fee will also be applied to inactive Automatic Investment Plan accounts, but does not apply to IRA accounts). If you do not bring your balance up to the minimum, we may close your account by sending you a check for your balance. Before closing your account, you will receive 30 days notice and an opportunity to bring the account up to the applicable minimum. The investment minimums and monthly below minimum balance fee are applicable per account and also apply to an exchange purchase of shares in another series of Citizens Funds.

       The minimum initial investment in Administrative Class and Institutional Class shares is $1,000,000 (less than $1,000,000 for registered investment advisers and retirement plan sponsors, as well as certain other third-party solicitors, at the discretion of the Trust). There is no minimum subsequent investment. With respect to accounts that fall below $1,000,000 (or less than $250,000 for registered investment advisers and retirement plans, at the discretion of the Trust), the Trust reserves the right to transfer these accounts from the Administrative or Institutional Class and convert them to Standard Class shares. We will give adequate notice to the shareholder, allowing the opportunity to bring the account up to the required minimum balance.

       There is an annual fee of $10 for each Individual Retirement Account
(IRA), with a maximum IRA account fee of $20 per shareholder. This fee is waived for total IRA balances of $25,000 and higher and total account balances of $50,000 and higher. There is also an IRA closure fee of $15.


Automatic Investment Plan

       To enroll in the Trust's Automatic Investment Plan, simply check off that box on the account application and provide us with your bank information, as well as the amount and frequency of your investment into your chosen Fund. We will do the rest.

How to Sell Shares

       Telephone Exchange and Redemption. We have a Telephone Exchange and Redemption option on your account application. Under this option, you can call and tell us how much (up to $100,000) you want to redeem. Depending upon your instructions, we will deposit the amount of your redemption into another Citizens Funds account, mail you a check or electronically transfer your redemption to your pre-designated account. Normally, we will send you your redemption on the next business day after we receive your request. One-day wired funds cost $10, or we offer free three-day service via the Automated Clearing House (ACH). Your financial institution may charge an additional fee for this service. You will earn dividends up to and including the date when we receive your redemption request.

       If you do select the Telephone Exchange and Redemption option, you should be aware it may increase the risk of error or of an unauthorized party gaining access to your account. For added security you may provide us with a Personal Identification Number (PIN) which must be verified before processing all telephone transactions, including balance verification. To keep these problems to a minimum, we record all telephone calls. Neither the Trust, the Adviser or the Fund's Transfer Agent will be responsible if we properly act on telephone instructions we reasonably believe to be genuine.

       Redeem Your Shares through Broker-Dealers. You may also redeem your shares through participating broker-dealers (who may charge a fee for this service). Certain broker-dealers may have arrangements with the Trust that permit them to order redemption of shares by telephone or other electronic communication.

       Requests for Redemption. If you do not use the Telephone Exchange and Redemption option, you can redeem your shares by sending us a written request at any time, although the process will take longer. Requests for redemption of shares worth more than $100,000 must be accompanied by an original Medallion Signature Guarantee. We may require further documentation from corporations, fiduciaries, retirement plans and/or institutional investors.

       Certain requests for redemption under $100,000 - both written and telephonic - may also require a Medallion Signature Guarantee, at the discretion of the Trust. To avoid delays, have all written requests for redemption Medallion Signature Guaranteed.

       We reserve the right to wait up to seven business days before paying the proceeds of any redemption on any investments made by check or ACH transfer.

Additional Redemption Information

       The Trust pays redemption proceeds within five business days (seven business days with respect to the proceeds of redemptions of investments made by check) after we receive a proper redemption request so long as the redemption request is received by 4 p.m., Eastern Time. A Fund's obligation to pay for redemptions can be suspended when the New York Stock Exchange is closed other than for weekends or holidays or under certain emergency conditions determined by the SEC. The holidays on which the New York Stock Exchange is closed are: New Year's Day, Martin Luther King, Jr.'s Birthday (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

       The Funds pay redemption proceeds in cash, except that the Adviser has the power to decide that conditions exist which would make cash payments undesirable. In that case, a Fund could send redemption payments in securities from that Fund, valued in the same way the Fund's Net Asset Value is determined. There might then be brokerage or other costs to the shareholder in selling these securities. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, which requires the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's total net assets during any 90 day period for any one shareholder. A shareholder's redemption proceeds may be more or less than his or her original cost, depending on the value of the Fund's shares.

       The Trustees of the Trust may cause the involuntary redemption of shares of a Fund at any time for any reason the Trustees deem appropriate. The Trust or its Adviser has the right to compel the redemption of shares of each Fund if the aggregate Net Asset Value of the shares in the account is less than the $2,500 account minimum for Standard Class shares ($1,000 for UGMA/UTMA and Automatic Investment Plan accounts). If the Adviser decides to do this, we will provide notice to the shareholder, who will be given an opportunity to bring the account up to the applicable minimum. With respect to Administrative Class and Institutional Class shares, we also have the right to transfer these accounts and to convert them to Standard Class shares if the aggregate Net Asset Value of the shares in the account is less than $1,000,000 (or less for registered investment advisers and retirement plan sponsors, as well as certain other third-party solicitors at the discretion of the Trust).


       When you redeem shares of a Fund, it is generally considered a taxable event. Consequently, you may have a taxable gain or a loss as a result of a redemption.

How We Value Fund Shares

       The value of the fixed income securities in which the Funds may invest will fluctuate depending in large part on changes in prevailing interest rates. Fixed income securities comprise a significant portion of assets in the Citizens Money Market Fund and Citizens Income Fund and may comprise a portion of assets in the Citizens Core Growth Fund, Citizens Emerging Growth Fund, Citizens Small Cap Core Growth Fund, Citizens Value Fund, Citizens Global Equity Fund and Citizens International Growth Fund under normal conditions. If interest rates go up, the value of fixed income securities generally goes down. Conversely, if interest rates go down, the value of fixed income securities generally goes up. Long-term obligations, which often have higher yields, may fluctuate in value more than short-term ones.


       The value of equity securities held in the Citizens Core Growth Fund, Citizens Emerging Growth Fund, Citizens Small Cap Core Growth Fund, Citizens Value Fund, Citizens Global Equity Fund and Citizens International Growth Fund will fluctuate based upon market conditions and matters specific to the issuer. These include changes in the management and fundamental financial condition of the issuing company, prevailing economic and competitive conditions in the industry sectors in which the company does business and other factors that affect individual securities and the equity market as a whole.

       The Net Asset Value per share of a Fund is determined for each class by adding the market value of all securities and other assets attributable to the class, then subtracting the liabilities attributable to that class, and then dividing the result by the number of outstanding shares of the class. All expenses are accrued daily and taken into account in determining Net Asset Value. Since these expenses differ by Class, the Net Asset Value of Standard, Administrative and Institutional Class shares will vary and are computed separately.

       We attempt to keep the Net Asset Value of the Citizens Money Market Fund fixed at $1.00 per share, while we expect the Net Asset Value per share in the other Funds to fluctuate.

       The value of the shares for each Fund is determined at 4 p.m. Eastern Time, or, if the New York Stock Exchange closes earlier, at the close of business of the Exchange on each day on which the New York Stock Exchange is open for regular trading.

Citizens Core Growth Fund, Citizens Emerging Growth Fund, Citizens Small Cap Core Growth Fund, Citizens Value Fund, Citizens Global Equity Fund, Citizens International Growth Fund and Citizens Income Fund

       As described in the Prospectus, shares of the Citizens Core Growth Fund, Citizens Emerging Growth Fund, Citizens Small Cap Core Growth Fund, Citizens Value Fund, Citizens Global Equity Fund, Citizens International Growth Fund and Citizens Income Fund are generally valued on the basis of market values. Equity securities are valued at the last sale price on the primary exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, or, lacking any sales, at the last available bid price for domestic securities and halfway between the bid and asked price for international securities. Fixed income investments are generally valued at the closing bid price. Securities maturing within 60 days (and all securities held by the Citizens Money Market Fund) are normally valued at amortized cost. Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are appraised at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust's Board of Trustees.

       Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer-supplied valuations and valuations based upon analysis of market data or other factors if these valuations are believed to more accurately reflect the fair value of such securities.

       Use of a pricing service has been approved by the Trust's Board of Trustees. There are a number of pricing services available, and the Trustees and officers of the Trust acting on behalf of the Trustees, may use or discontinue the use of any pricing service now, or in the future, employed.

       The values of foreign securities are converted from the local currency into U.S. dollars using current exchange rates. If trading in the currency is restricted, a Fund will use a rate believed to reflect the currency's fair value in U.S. dollars. Trading may take place in foreign securities held by a Fund on days when the Fund is not open for business. As a result, the Fund's Net Asset Value may change on days on which shareholders are not able to purchase or sell Fund shares. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's Net Asset Value is calculated, the securities will be valued at fair value.

Citizens Money Market Fund

       The Trust's Trustees have determined that it is appropriate for the Citizens Money Market Fund to value its shares using the amortized cost method and that this method approximates the fair value of the Fund's shares. This method values a security at the time of its purchase at cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains and losses.

       While the amortized cost method generally approximates the market value of short-term securities, there may be periods during which value, as determined by the amortized cost method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Fund's shares may tend to be higher than a like computation made by a Fund with identical investments which uses a method of valuation based on market prices. Thus, if the use of amortized cost by the Fund on a particular day resulted in a lower aggregate Fund value than were the Fund to value at market prices, a prospective investor in the Fund's shares would be able to obtain a somewhat higher yield from the Fund than he would from a Fund valued at market price. The converse would apply in a period of rising interest rates.

       The Board of Trustees has established procedures designed to stabilize the Net Asset Value of the Citizens Money Market Fund at $1.00 per share, to the extent reasonably possible. These procedures include review of the Fund by the Board at intervals it deems appropriate and reasonable in the light of market conditions to determine how much the Net Asset Value, using available market quotations, deviates from the Net Asset Value based on amortized cost. For this purpose, when market quotations are available, securities are valued at the mean between the bid and the asked price. If market quotations are not available, investments are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees, including being valued at prices based on market quotations for investments of similar type, yield and maturity.

       Under the procedures that the Trustees have adopted in connection with the valuation of the Fund's securities using the amortized cost method, the Fund, through its Custodian and Accounting Agent, conducts weekly mark-to-market appraisals to compare its determination of Net Asset Value per share with $1.00. If the deviation from $1.00 per share exceeds 0.25% for the total market value of the Fund, the Board of Trustees must be notified and daily mark-to-market appraisals will be conducted until the deviation falls below 0.25%. If the deviation from $1.00 per shares exceeds 0.50%, the Board of Trustees will take such action as it deems appropriate to eliminate or reduce any material dilution of shares or other unfair results to shareholders or investors, including without limitation: redeeming shares in kind; selling securities prior to maturity to realize capital gains or losses or to shorten the average maturity of the Fund; withholding dividends or payment of distributions; determining Net Asset Value per share utilizing market quotations or equivalents; reducing or increasing the number of shares outstanding on a pro rata basis; offsetting each shareholder's pro rata portion of the deviation from their accrued dividend account or from future dividends; or some combination of the foregoing.


       The Citizens Money Market Fund also limits its investments, including repurchase agreements, to those U.S. dollar-denominated securities which the Adviser determines to present minimal credit risks to the Fund, which are First Tier Securities and which meet the maturity and diversification requirements set forth in Rule 2a-7 and included herein (see pages XX to YY).

Tax Matters

The following discussion is a brief summary of the federal and, where noted, state income tax considerations relevant to a shareholder investing in a Fund. The discussion is very general, and prospective investors are urged to consult their tax advisers about the tax consequences that an investment in a Fund may have in their particular situations.

Taxation of the Funds

       Federal Taxes. Each Fund is a series of the Trust, and is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the Code). Each Fund has elected to be treated and intends to qualify to be treated each year as a "regulated investment company" under Subchapter M of the Code. In order to so qualify, each Fund must meet various requirements of Subchapter M relating to the nature of the Fund's gross income, the amount of its distributions, and the composition of its portfolio assets.

       If a Fund qualifies to be treated as a regulated investment company for a given year, it will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. If a Fund should fail to qualify as a regulated investment company in any year, the Fund would incur federal income taxes upon its taxable income, and distributions from the Fund would generally be taxable as ordinary dividend income to shareholders.

       Massachusetts Taxes. As long as a Fund maintains its status as a regulated investment company under the Code, the Fund will not be required to pay any Massachusetts income or excise tax.

       Foreign Taxes. Although we do not expect the Funds will pay any federal income or excise taxes, investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on foreign income; the Funds intend to qualify for such reduced rates where available. It is not possible, however, to determine any Fund's effective rate of foreign tax in advance, since the amount of a Fund's assets to be invested within various countries is not known.

       If a Fund holds more than 50% of its assets in foreign stock and securities at the close of a taxable year, it may elect to "pass through" to its shareholders for foreign tax credit purposes the foreign income taxes paid by the Fund. Except in the case of the Citizens Global Equity Fund and Citizens International Growth Fund, we do not expect that any of the Funds will hold sufficient foreign assets to satisfy the 50% test. If the Citizens Global Equity Fund or Citizens International Growth Fund elects to pass through its foreign taxes, its shareholders will be required to treat their pro rata portions of the foreign income taxes paid by the Fund as part of the amounts distributed to them from the Fund and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability. If a Fund does not qualify or elect to pass through to its shareholders foreign income taxes that it pays, shareholders will not be able to claim any deduction or credit for any part of such taxes.

Taxation of Shareholders

       Taxation of Distributions. Shareholders of a Fund will generally have to pay federal income taxes, and any state or local income taxes, on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or reinvested in additional shares. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time the shareholders have held their shares. Any dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January, will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.


       Dividends Received Deduction. For each of the Funds other than Citizens Money Market Fund and Citizens Income Fund, a portion of any ordinary income dividends is normally eligible for the dividends received deduction for corporations if the recipient otherwise qualifies for that deduction with respect to its holding of a Fund's shares. Availability of the deduction to particular corporate shareholders is subject to certain limitations and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Since the investment income of each of Citizens Money Market Fund and Citizens Income Fund is derived from interest rather than dividends, no portion of the dividends received from these Funds will be eligible for the dividends received deduction. Moreover, the portion of any Fund's dividends that is derived from investments in foreign corporations will not qualify for such deduction.

       "Buying A Dividend." Any dividend or distribution from a Fund other than the Citizens Money Market Fund will have the effect of reducing the per share Net Asset Value of shares in the Fund by the amount of the dividend or distribution. Shareholders purchasing shares in such a Fund shortly before the record date of any dividend or other distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

       Withholding for Non-U.S. Persons. Dividends and certain other payments to persons who are not citizens or residents of the United States or U.S. entities (Non-U.S. Persons) are generally subject to U.S. tax withholding at the rate of 30%. The Funds intend to withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding. The Funds will withhold at a lower tax treaty rate if a shareholder provides documentation acceptable to the Fund demonstrating the applicability of such a rate to a particular distribution. Any amounts over-withheld may be recovered by the shareholder by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate to such claims. Distributions from a Fund to a Non-U.S. Person also may be subject to tax under the laws of the Non-U.S. Person's jurisdiction.


       Backup Withholding. The Funds are required in certain circumstances to apply backup withholding at the rate of 30.5% on taxable dividends and redemption proceeds (other than redemption proceeds from Citizens Money Market
Fund) paid to any shareholder (including a Non-U.S. Person) who does not furnish to the applicable Fund certain information and certifications or who is otherwise subject to backup withholding. Under the Economic Growth and Tax Relief Reconciliation Act of 2001, the backup withholding rate is being reduced from 31% to 28% in a series of steps. The rate will next be reduced to 30% as of January 1, 2002. Backup withholding will not be applied to payments that have been subject to the 30% withholding applicable to Non-U.S. Persons.

       Disposition of Shares. In general, any gain or loss realized upon a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of the shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon disposition of shares may also be disallowed under the rules relating to wash sales.

Effects of Certain Investments and Transactions

       Certain Debt Instruments. An investment by a Fund in certain stripped securities and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.


       Options, Etc. A Fund's transactions in options, futures and forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund intends to limit its activities in options, futures and forward contracts to the extent necessary to meet the requirements of the Code.


        Foreign Investments. Special tax considerations apply with respect to foreign investments of those Funds which are permitted to make such investments. For example, foreign exchange gains and losses generally will be treated as ordinary income or loss. Use of non-U.S. currencies for non-hedging purposes and investments by a Fund in "passive foreign investment companies" may need to be limited in order to avoid a tax on a Fund. A Fund may elect to mark to market any investments in passive foreign investment companies on the last day of each taxable year. This election may cause the Fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold potentially resulting in additional gain or loss to the Fund.

       The foregoing is a limited summary of federal (and, where indicated, state) income tax considerations. It should not be viewed as a comprehensive discussion of the items referred to, nor as covering, all provisions relevant to investors. Shareholders should consult their own tax advisers for additional details on their particular tax status.

How We Calculate Performance

       All performance reported in advertisements is historical and not intended to indicate future returns. The Citizens Value Fund's total return includes the performance of its predecessor, the Meyers Pride Value Fund, a registered investment company which contributed its assets to the Citizens Value Fund at the commencement of operations of the Citizens Value Fund on ____________.

       From time to time the yield and compounded effective yield of our Funds may be published in advertisements and sales material. For the Citizens Income Fund the yield is usually reported over a 30 day period, whereas for the Citizens Money Market Fund the yield is quoted over a seven day period.

       Citizens Income Fund's Yield

       To calculate the Citizens Income Fund's yield, we start with net investment income per share for the most recent 30 days and divide it by the maximum offering price per share on the 30th day, then annualize the result assuming a semi-annual compounding.

       The yield quotation for the Citizens Income Fund is based on the annualized net investment income per share of the Fund over a 30-day (or one-month) period. The yield is calculated by dividing the net investment income per share of the Fund earned during the period by the public offering price per share of the Fund on the last day of that period. The resulting figure is then annualized. Net investment income per share is determined by dividing (i) the dividends and interest earned by the Fund during the period, minus accrued expenses for the period, by (ii) the average number of the Fund's shares entitled to receive dividends during the period multiplied by the public offering price per share on the last day of the period. Income is calculated for the purpose of yield calculations in accordance with standardized methods applicable to all stock and bond Funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are generally excluded from the calculation as these are reflected in the Fund's Net Asset Value per share. Expenses accrued for the period includes any fees charged to all shareholders during the base period.

The Citizens Income Fund's yield is calculated according to the following SEC formula:

Yield = 2[(a-b + 1)6 - 1]
         ------------------
               cd

where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive income distributions d = the maximum offering price per share on the last day of the period

       Citizens Money Market Fund's Yield

       Every business day, the Citizens Money Market Fund quotes a "7-day yield" and a "7-day effective yield." To calculate the 7-day yield, we take the Fund's net investment income per share for the most recent 7 days, annualize it and then divide by the Fund's Net Asset Value per share (expected always to be $1.00) to get a percentage. The effective yield assumes you have reinvested your dividends.

       The current yield of the Citizens Money Market Fund for a specific period of time is calculated based on a hypothetical account containing exactly one share at the beginning of the period. The net change in the value of the account during the period is determined by subtracting this beginning value from the value of the account at the end of the period including a hypothetical charge reflecting deductions from shareholder accounts. Capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation) are excluded from the calculation. Because the change will not reflect any capital changes, the dividends used in the yield computation may not be the same as the dividends actually declared. The dividends used in the yield calculation will be those which would have been declared if there had been no capital changes included in a Fund's actual dividends. The net change in the account value is then divided by the value of the account at the beginning of the period and the resulting figure is called the "base period return." The base period return is then multiplied by (365/7) for a seven day effective yield with the resulting yield figure carried to the nearest hundredth of one percent.

       Compounded effective yield, which may be quoted for the Citizens Money Market Fund, is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. This is accomplished by annualizing the base period return and assuming that dividends earned are reinvested daily. Compounded effective yield is calculated by adding 1 to the base period return (which is derived in the same manner as discussed above) raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

The formula for effective yield is:
                       (365/7)
[(base period return + 1)   ] - 1

       Compounded effective yield information is useful to investors in reviewing the performance of the Citizens Money Market Fund since the yield is calculated on the same basis as those of other money market funds. However, shareholders should take a number of factors into account in using the Fund's yield information as a basis for comparison with other investments.

       Since the Citizens Money Market Fund is invested in short-term money market instruments, our yield will fluctuate with money market rates. Therefore, the compounded effective yield is not an indication of future yields. Other investment alternatives such as savings certificates provide a fixed yield if held full term, but there may be penalties if redeemed before maturity, whereas there is no penalty for withdrawal at any time in the case of our Funds.

       Current yield and effective yield, which are calculated according to a formula prescribed by the SEC, may differ from the amounts that actually may be paid to our shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate. The current distribution rate is computed by dividing the total amount of dividends per share we paid during the past twelve months by a current maximum offering price. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a major change in investment policies, it might be appropriate to annualize the dividends paid over the period such policies were in effect, rather than using the dividends during the past twelve months. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from additional sources (i.e., sources other than dividends and interest, such as short-term capital gains), and is calculated over a different period of time.

       The following table sets forth various measures of performance for certain classes of the Funds as of June 30, 2001:

         Fund                                  7-Day Yield      Effective Yield           30-Day Yield
         ----                                  -----------      ---------------           ------------
Citizens Money Market Fund
(Standard Class shares)                            3.35%                 3.41%                 N/A

Citizens Money Market Fund
(Institutional Class shares)                       3.42%                 3.47%                 N/A

Citizens Income Fund
(Standard Class shares)                             N/A                   N/A                 5.95%

Total Return and Other Quotations

       We can express investment results for our four equity Funds and the Citizens Income Fund in terms of "total return." Total return refers to the total change in value of an investment in a Fund over a specified period.

       In calculating the total return of a class of shares of a Fund, we start with the total number of shares of the Fund you can buy for $1,000 at the beginning of the period. We then add all the additional shares you would have purchased within the period with reinvested dividends and distributions (this takes into account the particular Fund's income, if any). Finally, we multiply the number of these shares by the Net Asset Value on the last day of the period and divide the result by the initial $1,000 investment to see the Fund's percentage gain or loss. For periods of more than one year, we adjust the cumulative total return to get an average annual total return.

These figures will be calculated according to the SEC formula:
       (n)
P(1 + T)  = ERV
where:

P = A hypothetical initial payment of $1,000.
T = Average annual total return.
n = Number of years.
ERV = Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion).

The average annual total return for certain classes of the Funds for the one year, five year and since inception periods ended June 30, 2001, were as follows:

                                                           5 Year
                                  One Year             Average Annual            Return Since
          Fund                  Total Return            Total Return              Inception
Citizens Core Growth
Fund (Standard Class
shares)                           -28.42%                  14.52%                   16.72%
                                                                                   (3/3/95)
Citizens Core Growth
Fund (Institutional
Class shares)                     -27.98%                  15.34%                   16.07%
                                                                                  (1/25/96)
Citizens Core Growth
Fund (Administrative
Class shares)                     -28.11%                    N/A                   -19.96%
                                                                                  (2/04/00)
Citizens Emerging Growth
Fund (Standard Class
shares)                           -37.52%                  16.46%                   19.51%
                                                                                   (2/8/94)
Citizens Emerging Growth
Fund (Institutional
Class shares)                     -37.21%                    N/A                    -1.63%
                                                                                  (11/01/99)

                                                           5 Year
                                  One Year             Average Annual            Return Since
          Fund                  Total Return            Total Return              Inception
Citizens Emerging Growth
Fund (Administrative
Class shares)                     -37.43%                    N/A                   -19.98%
                                                                                   (2/4/00)
Citizens Small Cap Core
Growth Fund (Standard
Class shares)                     -15.08%                    N/A                    -3.10%
                                                                                  (12/28/99)
Citizens Global Equity
Fund (Standard Class
shares)                           -33.69%                  13.00%                   11.46%
                                                                                   (2/8/94)
Citizens Global Equity
Fund (Institutional
Class shares)                     -33.35%                    N/A                    -7.18%
                                                                                  (11/01/99)
Citizens Global Equity
Fund (Administrative
Class shares)                     -33.52%                    N/A                   -30.78%
                                                                                   (2/4/00)
Citizens International
Growth Fund (Standard
Class shares)                        N/A                     N/A                   -17.80%(1)
                                                                                  (12/20/00)
Citizens Income Fund
(Standard Class shares)
                                   7.87%                    6.34%                   6.42%
                                                                                (6/10/92)


For the period ended May 31, 2001, the Meyers Pride Value Fund, the predecessor to the Citizens Value Fund, had the following performance:

                                                                          Average Annual Total Return Since
                                            One Year Total Return                     Inception
Meyers Pride Value Fund                             20.71%                              18.77%
                                                                                      (6/13/96)

(1) Return since inception for the Citizens International Growth Fund is not annualized because the fund has been in operation for less than one year.

       When we quote a Fund's yield or total return we are referring to its past results and not predicting the Fund's future performance. We quote total return for the most recent one year period as well as average annual total return for the most recent five- and ten-year periods, or from the time when we first offered shares, whichever is shorter. Sometimes we advertise a Fund's actual return quotations for annual or quarterly periods or quote cumulative return for various periods. When we do this, we also always present the standardized total return quotations at the same time.

       When we quote investment results, we sometimes will compare them to unmanaged market indices such as the Dow Jones Industrial Average, Standard & Poor's (S&P) 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, Financial Times World Index, Morgan Stanley Capital International (MSCI) World Index, MSCI EAFE Index, Lehman U.S. Aggregate Index and the Russell 2000 Growth Index, as well as other data and rankings from recognized independent publishers or sources such as Morningstar, Inc., Lipper, Inc., IBC's Money Fund Report, Bloomberg Magazine, Money Magazine, Mutual Funds Magazine, Kiplinger's Personal Finance Magazine, Worth Magazine, Your Money Magazine, Smart Money Magazine, Forbes Magazine, Fortune Magazine, and others.

Financial Statements

         [To be added by Amendment]

APPENDIX A: Description of Ratings

       Description of Bond Ratings

       We use the ratings provided by national rating services as one of several indicators of the investment quality of fixed income securities. The following is a description of the ratings of the three services we use most frequently. When considering any rating, it is important to remember that the ratings of Moody's, Standard & Poor's and Fitch IBCA represent their opinions as to the quality of various debt instruments. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments with the same maturity and coupon with different ratings may have the same yield.

Moody's

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating Refinements: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Long-Term Issue Credit Ratings

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The rating C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: The r is attached to highlight derivatives, hybrids and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities whose principal or interest return is indexed to equities, commodities or other instruments. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

Fitch IBCA International Long-Term Credit Ratings

AAA: Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. The capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Plus (+) or minus (-): Plus and minus signs may be appended to a rating to denote relative status within the major rating categories. Such suffixes are not added to the "AAA" long-term rating category.

Moody's Short-Term Prime Rating System--Taxable Debt & Deposits Globally

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. The obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.

     o    High rates of return on Funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protections measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Note: Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuers whose securities or debt obligations you consider buying or selling.

Standard & Poor's Short-Term Issue Credit Ratings

Standard & Poor's short-term issue credit ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded as follows:

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period had not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                            PART C: OTHER INFORMATION

Item 23. Exhibits

(a)      Amended and Restated Declaration of Trust
         Filed herewith.
(b)      Amended and Restated By-Laws
         Filed herewith.
(c)      Not Applicable.
(d)(1)   Form of Management Agreement with Citizens Advisers, Inc.
         Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 9, 2001.
(d)(2) Form of Sub-Investment Advisory Agreement with Meyers Capital Management, LLC
         Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 9, 2001.
(d)(3) Sub-Investment Advisory Agreements with Clemente Capital, Inc. and Seneca Capital Management LLC
         Incorporated by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on August 27, 1999.
(e)(1)   Distribution Agreement with Citizens Securities, Inc.
         Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on June 30, 1999.
(e)(2)   Form of Letter Agreement adding Citizens Value Fund to the
         Distribution Agreement
         Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 9, 2001.
(f)      Not Applicable.
(g)(1)   Custodian Contract with Fifth Third Bank
         Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 9, 2001.
(g)(2) Form of Letter Agreement adding Citizens Value Fund to the Custodian Contract
         Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 9, 2001.
(h)(1)   Administrative and Shareholder Services Agreement
         Incorporated by reference to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on November 1, 2000.
(h)(2) Form of Letter Agreement adding Citizens Value Fund to the Administrative and Shareholder Services Agreement
         Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 9, 2001.

(h)(3) Renewal of Administrative and Shareholder Services Agreement Incorporated by reference to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on November 1, 2000.
(h)(4)   Transfer Agency Agreement with BISYS
         Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 9, 2001.
(h)(5) Form of Letter Agreement adding Citizens Value Fund to the Transfer Agency Agreement
         Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 9, 2001.
(h)(6)   Amendment to the Transfer Agency Agreement with BISYS
         Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 9, 2001.
(h)(7)   Expense Reimbursement Agreement
         Filed herewith.
(h)(8) Form of Expense Reimbursement Agreement for the Citizens Value Fund Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 9, 2001.
(i) Forms of Opinions and Consents of Counsel as to the legality of the securities being registered
         Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on June 30, 1999, Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on October 6, 2000, and Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 9, 2001.
(j)      Not Applicable.
(k)      Not Applicable.
(l)      Not Applicable.
(m)      Form of Rule 12b-1 Distribution Plan
         Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 9, 2001.
(n)      Rule 18f-3 Plan
         Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on June 30, 1999.
(p)(1) Code of Ethics for series of Citizens Funds and Citizens Advisers, Inc. Incorporated by reference to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on November 1, 2000.
(p)(2)   Code of Ethics for Meyers Capital Management, LLC
         Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 9, 2001.

(p)(3) Codes of Ethics for Clemente Capital, Inc. and Seneca Capital Management LLC
         Incorporated by reference to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on November 1, 2000.
(q)      Powers of attorney
         Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 9, 2001.

Item 24. Persons Controlled by or under Common Control with the Fund

o See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships.
o    Citizens Funds is a Massachusetts business trust.
o Citizens Advisers, Inc., the investment adviser to the Registrant, is a New Hampshire corporation, which also controls the distributor of the Registrant, Citizens Securities, Inc., which is also a New Hampshire corporation.

Item 25. Indemnification

Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit hereto; (b) Section 7 of the Registrant's Distribution Agreement with Citizens Securities, Inc., filed as an Exhibit to Amendment No. 45 to its Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

Citizens Funds participates in a group liability policy under which it and its trustees, officers and affiliated persons, the adviser and the distributor are insured against certain liabilities.

Item 26. Business and other Connections of Investment Adviser

Other businesses, professions, vocations, or employment of a substantial nature in which each director or officer of Citizens Advisers, Inc. is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

John L. Shields, Trustee and President, Citizens Funds
CEO and President, Citizens Securities, Inc.
Senior Consultant, Cerulli Associates (1995 to 1998)

Sophia Collier, Trustee, Citizens Funds
Chair of Board and President, Citizens Funds and Citizens Advisers, Inc. (1991 to 1998)
President, Northpoint Technology, LTD
President, NPT, Inc.

Candace R. Corvey, Vice President, University of New Hampshire
Associate Vice President, Harvard University 1994 to 1996,
Associate Dean, Harvard University 1985 to 1994

John P. Dunfey, Chairman and  Founder, The Dunfey Group
Director President, Treasurer & Director, DA-TRIAD, Inc.
Trustee and Governor, Dana-Farber Cancer Inst., Boston
Chair, Human Rights Project, Inc.
Chair, New England Circle, Inc.
Director, International League for Human Rights, NY

Jane E. Newman, Executive Dean, John F. Kennedy School of Government, August, 2000.
Managing Director, The Commerce Group, (January 1999 to August 2000)
Interim Dean, University of New Hampshire (December
1997 to January 1999)
Executive Vice President, Exeter Trust Co. (September
1995 to December 1997)

Sean P. Driscoll, Treasurer, Citizens Funds
Vice President, Administration, Citizens Funds,
Director  of Fund Accounting and Director of Fund Administration,
State Street Bank and Trust Company (March 1998 to November 1998)
Vice President of Compliance, Putnam Investments
(January 1997 to March 1998)

John M. O'Brien, Assistant Treasurer, Citizens Funds
Vice President of Corporate Finance,
Services Manager, Bank Boston (January 1998 to October
1998)
Business Manager, Fidelity Investments (October 1989 to
January 1998)

Marcia S. Kovalik, Assistant Secretary, Citizens Funds
Counsel, Citizens Funds
Associate, Boynton, Waltron, Doleac, Woodman & Scott, P.A. (September 1995 to February 2001)

The list required by this Item 26 of the managers and officers of Meyers Capital Management, LLC (formerly Meyers, Sheppard & Co., LLC), subadviser to the Citizens Value Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such managers and officers during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Meyers Sheppard & Co., LLC, pursuant to the Advisers Act (SEC File No. 801- 51437).

The list required by this Item 26 of the managers and officers of Clemente Capital, Inc., subadviser to the Citizens Global Equity and International Growth Funds, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such managers and officers during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Clemente Capital, Inc., pursuant to the Advisers Act (SEC File No. 801-16247).

The list required by this Item 26 of the managers and officers of Seneca Capital Management LLC, subadviser to the Citizens Emerging Growth Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such managers and officers during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Seneca Capital Management LLC, pursuant to the Advisers Act (SEC File No. 801-51559).

Item 27. Principal Underwriters
(a)  Not applicable.
(b) John L. Shields, 230 Commerce Way, Portsmouth, NH, is the President of Citizens Funds' distributor, Citizens Securities, Inc.
(c)  Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules under that Act are kept at Citizens Funds' Transfer and Dividend Distributing Agent, BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8012, and at Citizens Funds' Custodian and Fund Accounting Agent, Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

Item 29. Management Services
Not applicable.

Item 30. Undertakings
Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portsmouth and State of New Hampshire on the 31st day of August, 2001.

                                                    CITIZENS FUNDS
                                                    By  John L. Shields
                                                    ----------------------------
                                                    John L. Shields, President


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on August 31, 2001.

--------------------------------------------------------------------------------
John L. Shields                                  Trustee, President, Principal
---------------------------                      Executive, Financial and
 (John L. Shields)                               Accounting Officer

--------------------------------------------------------------------------------
Judy Belk*                                       Trustee
---------------------------
 (Judy Belk)

--------------------------------------------------------------------------------
Walter D. Bristol, Jr. *                         Trustee
---------------------------
 (Walter D. Bristol, Jr.)

--------------------------------------------------------------------------------
Sophia Collier*                                  Trustee
---------------------------
 (Sophia Collier)

--------------------------------------------------------------------------------
Jeannie H. Diefenderfer *                        Trustee
---------------------------
 (Jeannie H. Diefenderfer)

--------------------------------------------------------------------------------
Pablo Eisenberg*                                 Trustee
---------------------------
 (Pablo Eisenberg)

--------------------------------------------------------------------------------
Mitchell A. Johnson*                             Trustee
---------------------------
 (Mitchell A. Johnson)

--------------------------------------------------------------------------------
Azie Taylor Morton*                              Trustee
---------------------------
 (Azie Taylor Morton)

--------------------------------------------------------------------------------
Martha Pope*                                     Trustee
---------------------------
 (Martha Pope)

--------------------------------------------------------------------------------
By       John L. Shields
         ---------------------------
         John L. Shields
         Pursuant to Powers of Attorney

------------------------------------------------------------ -------------------

                                  EXHIBIT INDEX

   Exhibit No.     Description
   -----------     -----------

    (a)            Amended and Restated Declaration of Trust
    (b)            Amended and Restated By-Laws
  (h)(7)           Expense Reimbursement Agreement